Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)
1
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS
—
97 .8%
AGL CLO Ltd.
Series 2021-13A-A1R 4.768% (3-Month Term SOFR + 110 basis points), 10/20/2034
1,2,3
1,000,000 $ 1,000,421
AGL Core CLO Ltd.
Series 2023-27A-BR 5.220% (3-Month Term SOFR + 155 basis points), 1/21/2039
1,2,3
2,000,000 1,997,447
AIMCO CLO Ltd.
Series 2020-11A-A1R2 5.008% (3-Month Term SOFR + 134 basis points), 7/17/2037
1,2,3
1,000,000 1,000,792
Series 2024-22A-A 5.168% (3-Month Term SOFR + 150 basis points), 4/19/2037
1,2,3
850,000 852,195
Apidos CLO Ltd.
Series 2018-18A-A1R2 4.999% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,3
1,000,000 1,001,874
Series 2023-44A-A1R 5.028% (3-Month Term SOFR + 136 basis points), 10/26/2037
1,2,3
1,750,000 1,749,046
Series 2024-49A-B 5.268% (3-Month Term SOFR + 160 basis points), 10/24/2037
1,2,3
1,500,000 1,502,830
Ares CLO Ltd.
Series 2015-2A-A1R4 4.958% (3-Month Term SOFR + 129 basis points), 7/17/2038
1,2,3
1,000,000 998,263
Ares Loan Funding Ltd.
Series 2025-ALF9A-A1 4.852% (3-Month Term SOFR + 118 basis points), 3/31/2038
1,2,3
1,000,000 997,254
Bain Capital Credit CLO Ltd.
Series 2019-1A-AR3 4.644% (3-Month Term SOFR + 98 basis points), 4/19/2034
1,2,3
1,000,000 999,389
Series 2019-2A-AR3 4.588% (3-Month Term SOFR + 92 basis points), 10/17/2032
1,2,3
752,670 752,859
Series 2022-2A-A1R 4.819% (3-Month Term SOFR + 115 basis points), 4/22/2035
1,2,3
750,000 749,813
Series 2023-1A-A1R 5.071% (3-Month Term SOFR + 140 basis points), 7/16/2038
1,2,3
1,000,000 1,001,936
Series 2023-3A-A1R 4.978% (3-Month Term SOFR + 131 basis points), 10/24/2038
1,2,3
2,000,000 2,001,509
Barings CLO Ltd.
Series 2022-4A-A1R 5.028% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,000,767
Battalion CLO Ltd.
Series 2017-11A-AR2 4.798% (3-Month Term SOFR + 113 basis points), 4/24/2034
1,2,3
1,988,925 1,991,018
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 4.918% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,3
1,000,000 999,189
Series 2024-37A-A 5.018% (3-Month Term SOFR + 135 basis points), 1/25/2038
1,2,3
500,000 501,168
Series 2025-41A-A 4.968% (3-Month Term SOFR + 130 basis points), 7/25/2038
1,2,3
900,000 898,870
Series 2025-42A-A 4.968% (3-Month Term SOFR + 130 basis points), 10/25/2038
1,2,3
1,000,000 998,681
Series 2026-47A-A 4.861% (3-Month Term SOFR + 119 basis points), 4/15/2039
1,2,3
2,000,000 1,998,141
Birch Grove CLO Ltd.
Series 2024-11A-A1 5.029% (3-Month Term SOFR + 136 basis points), 1/22/2038
1,2,3
500,000 501,165
Blueberry Park CLO Ltd.
Series 2024-1A-A 5.018% (3-Month Term SOFR + 135 basis points), 10/20/2037
1,2,3
1,000,000 1,000,765
Carlyle US CLO Ltd.
Series 2020-2A-A1R2 4.748% (3-Month Term SOFR + 108 basis points), 1/25/2035
1,2,3
1,000,000 998,010
CarVal CLO Ltd.
Series 2023-1A-A1R 5.108% (3-Month Term SOFR + 144 basis points), 7/20/2037
1,2,3
1,000,000 1,002,657
CBAMR Ltd.
Series 2017-4A-BR 5.472% (3-Month Term SOFR + 180 basis points), 3/31/2038
1,2,3
1,000,000 1,002,454
Cedar Funding CLO Ltd.
Series 2016-5A-AR2 4.882% (3-Month Term SOFR + 126 basis points), 1/17/2039
1,2,3
1,000,000 998,503
CIFC Funding Ltd.
Series 2017-4A-A1R 4.880% (3-Month Term SOFR + 121.2 basis points), 10/24/2030
1,2,3
15,787 15,802
Series 2018-1A-A1R 4.988% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,3
750,000 750,191
Series 2019-1A-A1R2 5.028% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,000,767
Series 2021-4A-AR 5.031% (3-Month Term SOFR + 136 basis points), 7/23/2037
1,2,3
2,000,000 2,001,562

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
2
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Dewolf Park CLO Ltd.
Series 2017-1A-AR2 4.875% (3-Month Term SOFR + 121 basis points), 1/22/2039
1,2,3
2,000,000 $ 2,001,781
Dryden CLO Ltd.
Series 2019-68A-BRR 5.222% (3-Month Term SOFR + 155 basis points), 7/15/2035
1,2,3
1,000,000 1,002,082
Series 2019-80A-ARR 4.618% (3-Month Term SOFR + 95 basis points), 1/17/2033
1,2,3
836,969 837,215
Series 2019-80A-BRR 5.168% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,3
500,000 500,928
Series 2020-86A-A1R2 4.798% (3-Month Term SOFR + 113 basis points), 7/17/2034
1,2,3
1,000,000 1,001,043
Series 2022-97A-BR 5.318% (3-Month Term SOFR + 165 basis points), 10/20/2038
1,2,3
500,000 500,645
Dryden Senior Loan Fund
Series 2016-43A-AR3 4.738% (3-Month Term SOFR + 107 basis points), 4/20/2034
1,2,3
1,000,000 1,000,877
Series 2017-49A-BR 5.529% (3-Month Term SOFR + 186.2 basis points), 7/18/2030
1,2,3
500,000 500,963
Eaton Vance CLO Ltd.
Series 2013-1A-AR4 5.012% (3-Month Term SOFR + 134 basis points), 10/15/2038
1,2,3
750,000 751,733
Elmwood CLO Ltd.
Series 2021-1A-AR 5.218% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,3
800,000 802,067
Series 2022-1A-A1R 4.968% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,3
1,000,000 998,691
GoldenTree Loan Management US CLO Ltd.
Series 2024-19A-AR 4.821% (3-Month Term SOFR + 115 basis points), 7/20/2039
1,2,3
1,000,000 998,119
Golub Capital Partners CLO Ltd.
Series 2023-68A-BR 5.368% (3-Month Term SOFR + 170 basis points), 7/25/2038
1,2,3
1,000,000 1,001,840
HPS Loan Management Ltd.
Series 2024-20A-B1 5.518% (3-Month Term SOFR + 185 basis points), 7/25/2037
1,2,3
750,000 752,969
Invesco US CLO Ltd.
Series 2023-1A-AR2 4.781% (3-Month Term SOFR + 111 basis points), 4/22/2037
1,2,3
3,000,000 2,995,026
Juniper Valley Park CLO Ltd.
Series 2023-1A-ARR 4.748% (3-Month Term SOFR + 108 basis points), 7/20/2036
1,2,3
1,000,000 1,000,174
KKR CLO Ltd.
Series 18-A1R2 4.718% (3-Month Term SOFR + 105 basis points), 10/18/2035
1,2,3
1,553,536 1,552,632
Series 2022-41A-B 5.572% (3-Month Term SOFR + 190 basis points), 4/15/2035
1,2,3
1,000,000 994,479
Madison Park Funding Ltd.
Series 13A-BR2 4.971% (3-Month Term SOFR + 130 basis points), 11/21/2030
1,2,3
700,000 701,657
Series 2019-35A-A1R2 4.799% (3-Month Term SOFR + 122 basis points), 2/13/2039
1,2,3
2,000,000 1,997,098
Series 2021-59A-A1R 5.168% (3-Month Term SOFR + 150 basis points), 4/18/2037
1,2,3
2,000,000 2,005,177
Magnetite Ltd.
Series 2019-23A-AR2 4.637% (3-Month Term SOFR + 99 basis points), 1/25/2035
1,2,3
3,000,000 3,000,892
Series 2019-23A-BR2 4.997% (3-Month Term SOFR + 135 basis points), 1/25/2035
1,2,3
1,000,000 993,583
Series 2021-29A-AR 5.022% (3-Month Term SOFR + 135 basis points), 7/15/2037
1,2,3
250,000 250,199
Series 2022-35A-A1RR 4.918% (3-Month Term SOFR + 120 basis points), 1/25/2039
1,2,3
2,000,000 1,998,100
Series 2023-37A-A1R 4.868% (3-Month Term SOFR + 120 basis points), 10/25/2038
1,2,3
2,000,000 1,999,377
Series 2024-44A-A1 5.022% (3-Month Term SOFR + 135 basis points), 10/15/2037
1,2,3
1,500,000 1,501,168
Series 2024-47A-A 4.998% (3-Month Term SOFR + 133 basis points), 1/25/2038
1,2,3
1,325,000 1,327,479
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-A1R 4.961% (3-Month Term SOFR + 129 basis points), 10/23/2037
1,2,3
1,000,000 998,203
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-27A-BR 5.422% (3-Month Term SOFR + 175 basis points), 7/15/2038
1,2,3
465,000 465,888
Series 2019-31A-AR2 4.898% (3-Month Term SOFR + 123 basis points), 1/20/2039
1,2,3
625,000 625,183
Series 2019-33A-AR2 4.891% (3-Month Term SOFR + 122 basis points), 4/16/2039
1,2,3
3,000,000 2,994,749
Series 2020-39A-A1R 5.198% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,3
830,000 832,138
Series 2022-47A-AR 4.757% (3-Month Term SOFR + 109 basis points), 4/16/2035
1,2,3
1,000,000 1,000,273

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
3
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Oaktree CLO Ltd.
Series 2019-3A-A1R2 5.264% (3-Month Term SOFR + 138 basis points), 1/20/2038
1,2,3
1,000,000 $ 1,001,417
Octagon Ltd.
Series 2021-1A-AR 4.742% (3-Month Term SOFR + 107 basis points), 10/15/2034
1,2,3
1,000,000 1,000,818
OHA Credit Funding Ltd.
Series 2022-11A-B1R 5.268% (3-Month Term SOFR + 160 basis points), 7/19/2037
1,2,3
500,000 500,672
OHA Credit Partners Ltd.
Series 2012-7A-AR4 4.796% (3-Month Term SOFR + 114 basis points), 2/20/2038
1,2,3
2,000,000 1,997,811
Palmer Square CLO Ltd.
Series 2021-3A-A1R 4.962% (3-Month Term SOFR + 129 basis points), 10/15/2038
1,2,3,4
1,000,000 998,236
Series 2021-4A-BR 5.372% (3-Month Term SOFR + 170 basis points), 7/15/2038
1,2,3,4
1,799,110 1,803,527
Palmer Square Loan Funding Ltd.
Series 2024-3A-A2R 4.810% (3-Month Term SOFR + 115 basis points), 8/8/2032
1,2,3,4
1,000,000 999,674
Rad CLO Ltd.
Series 2024-23A-A1 5.268% (3-Month Term SOFR + 160 basis points), 4/20/2037
1,2,3
1,000,000 1,002,990
Regatta Funding Ltd.
Series 2021-2A-AR 4.852% (3-Month Term SOFR + 118 basis points), 1/15/2038
1,2,3
2,000,000 1,998,760
Riserva CLO Ltd.
Series 2016-3A-AR3 4.718% (3-Month Term SOFR + 105 basis points), 1/18/2034
1,2,3
1,000,000 1,000,661
RR Ltd.
Series 2021-14A-A1 5.054% (3-Month Term SOFR + 138.2 basis points), 4/15/2036
1,2,3
1,450,000 1,451,640
Signal Peak CLO Ltd.
Series 2017-4A-AR2 4.788% (3-Month Term SOFR + 112 basis points), 10/26/2034
1,2,3
1,000,000 1,000,801
Series 2017-4A-BR2 5.318% (3-Month Term SOFR + 165 basis points), 10/26/2034
1,2,3
1,000,000 1,000,829
Sound Point CLO Ltd.
Series 2018-2A-A 5.030% (3-Month Term SOFR + 136.2 basis points), 7/26/2031
1,2,3
98,272 98,376
Symphony CLO Ltd.
Series 2021-25A-AR 4.718% (3-Month Term SOFR + 105 basis points), 4/19/2034
1,2,3
1,250,000 1,250,696
Thompson Park CLO Ltd.
Series 2021-1A-A1R 4.722% (3-Month Term SOFR + 105 basis points), 4/15/2034
1,2,3
1,500,000 1,500,856
Trinitas CLO Ltd.
Series 2019-10A-AR2 4.812% (3-Month Term SOFR + 114 basis points), 1/15/2035
1,2,3
1,000,000 999,000
Series 2019-10A-B1R2 5.372% (3-Month Term SOFR + 170 basis points), 1/15/2035
1,2,3
500,000 496,688
Series 2021-15A-A1R 4.789% (3-Month Term SOFR + 112 basis points), 4/22/2034
1,2,3
500,000 500,446
Series 2021-15A-B1R 5.319% (3-Month Term SOFR + 165 basis points), 4/22/2034
1,2,3
250,000 250,263
Voya CLO Ltd.
Series 2015-3A-A1R4 4.628% (3-Month Term SOFR + 96 basis points), 10/20/2031
1,2,3
194,424 194,622
Series 2019-4A-BR 5.684% (3-Month Term SOFR + 201.2 basis points), 1/15/2035
1,2,3
250,000 248,747
Wellman Park CLO Ltd.
Series 2021-1A-AR 5.022% (3-Month Term SOFR + 135 basis points), 7/15/2037
1,2,3
1,000,000 1,000,500
Whitebox CLO Ltd.
Series 2020-2A-A1R2 5.048% (3-Month Term SOFR + 138 basis points), 10/24/2037
1,2,3
2,000,000 2,001,537
Wind River CLO Ltd.
Series 2019-3A-AR3 4.992% (3-Month Term SOFR + 120 basis points), 1/15/2038
1,2,3
1,750,000 1,744,705
Series 2021-4A-AR 4.900% (3-Month Term SOFR + 123 basis points), 1/20/2035
1,2,3
1,000,000 1,000,302
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $103,192,215) 103,194,340

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
4
Number
of Shares Value
SHORT-TERM INVESTMENTS — 0 .8%
Money Market Funds — 0 .8%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.55%
5
837,571 $ 837,571
TOTAL SHORT-TERM INVESTMENTS
(Cost $837,571) 837,571
TOTAL INVESTMENTS — 98.6%
(Cost $104,029,786) 104,031,911
Other Assets in Excess of Liabilities — 1.4% 1,465,862
TOTAL NET ASSETS — 100.0% $ 105,497,773
1
Callable.
2
Floating rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $103,194,340 which represents 97.82% of total net assets of the Fund.
4
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
5
The rate is the annualized seven-day yield at period end.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)
5
Principal
Amount Value
ASSET-BACKED SECURITIES — 3.6%
Ally Auto Receivables Trust
Series 2025-1-A2
, 4.030% , 7/17/2028
1
165,000 $ 164,954
Barings Equipment Finance LLC
Series 2025-A-A2
, 4.640% , 10/13/2028
1,2
301,774 303,114
Series 2025-B-A2
, 4.020% , 2/13/2029
1,2
140,000 139,985
BofA Auto Trust
Series 2024-1A-A3
, 5.350% , 11/15/2028
1,2
776,608 781,937
Chase Auto Owner Trust
Series 2024-5A-A2
, 4.400% , 11/26/2027
1,2
92 92
Series 2025-2A-A2
, 3.910% , 12/26/2028
1,2
240,000 239,830
Dell Equipment Finance Trust
Series 2024-1-A3
, 5.390% , 3/22/2030
1,2
293,493 294,917
DLLAA LLC
Series 2023-1A-A3
, 5.640% , 2/22/2028
1,2
326,046 328,931
Ford Credit Auto Lease Trust
Series 2026-A-A3
, 4.000% , 7/15/2029
1
1,080,000 1,077,478
GM Financial Automobile Leasing Trust
Series 2025-2-A2A
, 4.550% , 7/20/2027
1
35,063 35,120
Series 2025-3-A2A
, 4.190% , 10/20/2027
1
513,712 514,201
GM Financial Consumer Automobile Receivables Trust
Series 2025-2-A2A
, 4.400% , 2/16/2028
1
14,921 14,939
Honda Auto Receivables Owner Trust
Series 2023-3-A3
, 5.410% , 2/18/2028
1
140,755 141,495
Series 2025-2-A2A
, 4.300% , 1/18/2028
1
45,841 45,880
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A
, 4.580% , 9/15/2027
1,2
53,565 53,680
Series 2025-B-A3
, 4.530% , 4/17/2028
1,2
705,000 707,988
Hyundai Auto Receivables Trust
Series 2025-B-A2A
, 4.450% , 8/15/2028
1
64,326 64,450
John Deere Owner Trust
Series 2022-C-A3
, 5.090% , 6/15/2027
1
11,714 11,725
Series 2024-A-A3
, 4.960% , 11/15/2028
1
473,093 476,005
Series 2025-A-A2A
, 4.230% , 3/15/2028
1
31,309 31,347
Kubota Credit Owner Trust
Series 2023-2A-A3
, 5.280% , 1/18/2028
1,2
163,371 164,405
Series 2025-2A-A2
, 4.480% , 4/17/2028
1,2
75,000 75,180
MMAF Equipment Finance LLC
Series 2024-A-A3
, 4.950% , 7/14/2031
1,2
625,000 631,350
Porsche Financial Auto Securitization Trust
Series 2024-1A-A3
, 4.440% , 1/22/2030
1,2
698,888 700,369
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3
, 5.470% , 10/20/2028
1,2
55,046 55,295
Toyota Auto Receivables Owner Trust
Series 2025-B-A2A
, 4.460% , 3/15/2028
1
42,513 42,560
Toyota Lease Owner Trust
Series 2024-A-A3
, 5.250% , 4/20/2027
1,2
17,748 17,763

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
6
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
USB Auto Owner Trust
Series 2025-1A-A2
, 4.510% , 6/15/2028
1,2
45,209 $ 45,272
Verizon Master Trust
Series 2023-7-A1A
, 5.670% , 11/20/2029
1
382,000 385,906
Volkswagen Auto Lease Trust
Series 2026-A-A3
, 4.170% , 3/20/2029
1
555,000 554,258
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A
, 4.650% , 11/22/2027
1
173,807 174,115
Volvo Financial Equipment LLC
Series 2025-2A-A2
, 3.960% , 6/15/2028
1,2
145,000 144,934
TOTAL ASSET-BACKED SECURITIES
(Cost $8,423,622) 8,419,475
BANK LOANS
—
8.5%
A-AP Buyer, Inc., First Lien, Initial Term Loan B
6.417% (3-Month Term SOFR + 275 basis points), 9/9/2031
1,3,4
197,995 198,490
Acrisure LLC, First Lien, 2025 Refinancing Term Loan, B
6.918% (1-Month Term SOFR + 325 basis points), 6/21/2032
1,3,4
198,500 192,669
Acrisure LLC, First Lien, Term Loan, B6
6.668% (1-Month Term SOFR + 300 basis points), 11/6/2030
1,3,4
199,495 193,660
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan
6.168% (1-Month Term SOFR + 250 basis points), 9/19/2031
1,3,4
347,877 345,604
Altium Packaging LLC, First Lien, 2024 Refinancing Term Loan
6.168% (1-Month Term SOFR + 250 basis points), 6/11/2031
1,3,4
448,987 434,395
Amentum Holdings, Inc., First Lien, Initial Term Loan
5.668% (1-Month Term SOFR + 200 basis points), 9/29/2031
1,3,4
299,060 299,496
American Airlines, Inc., First Lien, 2024 Term Loan, B
6.000% (6-Month Term SOFR + 225 basis points), 2/15/2028
1,3,4
98,980 96,753
Amynta Agency Borrower, Inc., First Lien, 2026 Refinancing Term Loan
6.168% (1-Month Term SOFR + 250 basis points), 12/29/2031
1,3,4
149,250 147,305
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial Term Loan
6.925% (1-Month Term SOFR + 325 basis points), 6/13/2030
1,3,4
198,500 199,121
Ascend Learning LLC, First Lien, Initial Term Loan
6.668% (1-Month Term SOFR + 300 basis points), 12/11/2028
1,3,4
398,992 390,414
Astoria Energy LLC, First Lien, Advance Term Loan, B
5.929% (1-Month Term SOFR + 225 basis points; 3-Month Term SOFR + 225 basis points),
6/23/2032
1,3,4
137,914 138,334
Barracuda Networks, Inc., First Lien, Initial Term Loan
8.167% (3-Month Term SOFR + 450 basis points), 8/15/2029
1,3,4
325,000 210,031
Belron Finance 2019 LLC, First Lien, Term Loan, B
5.660% (3-Month Term SOFR + 200 basis points), 10/16/2031
3,4
198,004 198,177
Brown Group Holding LLC, First Lien, Initial Term Loan
6.168% (1-Month Term SOFR + 250 basis points), 7/1/2031
1,3,4
249,369 250,008
Burlington Coat Factory Warehouse Corp., First Lien, Term Loan, B
5.418% (1-Month Term SOFR + 175 basis points), 9/24/2031
1,3,4
197,990 197,990
Calpine Construction Finance Co. LP, First Lien, 2025 Refinancing Term Loan
5.418% (1-Month Term SOFR + 175 basis points), 7/31/2030
1,3,4
100,000 100,156

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
7
Principal
Amount Value
BANK LOANS (Continued)
Citadel Securities LP, First Lien, 2024 Term Loan, B
5.672% (3-Month Term SOFR + 200 basis points), 10/31/2031
1,3,4
98,751 $ 98,978
Citco Funding LLC, First Lien, 2026 Term Loan
5.667% (3-Month Term SOFR + 200 basis points), 1/31/2033
3,4
49,875 49,748
Clarios Global LP, First Lien, 2024 Dollar Term Loan
6.168% (1-Month Term SOFR + 250 basis points), 5/6/2030
1,3,4
598,611 597,489
Cotiviti, Inc., First Lien, New Term Loan, B
6.418% (1-Month Term SOFR + 275 basis points), 5/1/2031
1,3,4
98,500 90,990
CPV Fairview LLC, First Lien, Term Loan, B
6.200% (3-Month Term SOFR + 250 basis points), 8/14/2031
1,3,4
124,258 123,948
Cross Financial Corp., First Lien, Term Loan, B4
6.418% (1-Month Term SOFR + 275 basis points), 10/31/2031
3,4
99,003 98,384
Crown Subsea Communications Holding, Inc., First Lien, 2026 Term Loan
6.673% (1-Month Term SOFR + 300 basis points), 1/30/2031
3,4
300,000 301,313
Delta Topco, Inc., Second Lien, Second Amendment Term Loan
8.921% (1-Month Term SOFR + 525 basis points), 12/24/2030
3,4
200,000 176,666
EFS Cogen Holdings I LLC, First Lien, Term Loan, B
6.700% (3-Month Term SOFR + 300 basis points), 10/3/2031
1,3,4
188,212 188,815
Ensemble RCM LLC, First Lien, Closing Date Term Loan
6.660% (3-Month Term SOFR + 300 basis points), 2/9/2033
3,4
450,000 445,687
EVERTEC Group LLC, First Lien, Term Loan, B
5.918% (1-Month Term SOFR + 225 basis points), 10/30/2030
3,4
250,000 249,766
EW Scripps Co. (The), First Lien, Term Loan, B2
9.540% (1-Month Term SOFR + 575 basis points), 6/30/2028
3,4
82,698 83,439
Financiere Mendel SAS, First Lien, New Term Loan, B
6.389% (3-Month Term SOFR + 275 basis points), 11/11/2030
3,4
197,995 199,697
Fleet US Bidco, Inc., First Lien, Term Loan, B2
6.419% (3-Month Term SOFR + 275 basis points), 2/21/2031
1,3,4
199,000 199,498
Fugue Finance BV, First Lien, 14th Amendment Term Loan
5.921% (3-Month Term SOFR + 225 basis points), 1/9/2032
3,4
198,503 196,456
GIH Borrower LLC, First Lien, Term Loan, B
6.200% (3-Month Term SOFR + 250 basis points), 11/26/2031
1,3,4
98,750 98,948
Global Medical Response, Inc., First Lien, Initial Term Loan
7.170% (3-Month Term SOFR + 350 basis points), 10/1/2032
1,3,4
99,670 99,483
Graham Packaging Co., Inc., First Lien, Initial Term Loan
5.918% (1-Month Term SOFR + 225 basis points), 1/26/2033
3,4
375,000 371,798
Grant Thornton Advisors LLC, First Lien, 2025 Incremental Term Loan
6.423% (1-Month Term SOFR + 275 basis points), 6/2/2031
3,4
249,372 233,422
Great Outdoors Group LLC, First Lien, Term Loan, B
6.918% (1-Month Term SOFR + 325 basis points), 1/23/2032
1,3,4
249,369 249,275
Grinding Media, Inc., First Lien, Term Loan, B
7.173% (3-Month Term SOFR + 350 basis points), 10/12/2028
1,3,4
98,750 98,935
Hudson River Trading LLC, First Lien, Term Loan, B2
6.175% (1-Month Term SOFR + 250 basis points), 3/18/2030
3,4
447,374 446,070
Hunterstown Generation LLC, First Lien, Term Loan
6.672% (3-Month Term SOFR + 300 basis points), 11/6/2031
1,3,4
394,696 395,519
Inception Finco SARL, First Lien, Term Loan, B9
6.950% (3-Month Term SOFR + 325 basis points), 4/18/2031
3,4
199,000 200,575

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
8
Principal
Amount Value
BANK LOANS (Continued)
Installed Building Products, Inc., First Lien, Term Loan, B3
5.418% (1-Month Term SOFR + 175 basis points), 3/28/2031
1,3,4
98,492 $ 98,657
IRB Holding Corp., First Lien, 2025 Replacement Term Loan, B
6.176% (1-Month Term SOFR + 250 basis points), 12/16/2030
1,3,4
372,046 371,581
Iridium Satellite LLC, First Lien, Term Loan, B4
5.918% (1-Month Term SOFR + 225 basis points), 9/20/2030
1,3,4
347,680 340,767
Jane Street Group LLC, First Lien, Extended Term Loan, B
5.673% (3-Month Term SOFR + 200 basis points), 12/15/2031
1,3,4
498,684 490,184
Janus Henderson US Holdings, Inc., First Lien, Term Loan
0.00%, 2/21/2033
3,4
500,000 500,000
Lackawanna Energy Center LLC, First Lien, Term Loan, B
6.419% (1-Month Term SOFR + 275 basis points), 7/23/2032
3,4
439,237 440,517
LSF12 Crown US Commercial Bidco LLC, First Lien, 2026 Refinancing Term Loan
6.668% (1-Month Term SOFR + 300 basis points), 12/2/2031
3,4
96,910 97,128
Michael Baker International, Inc., First Lien, Term Loan, B1
7.667% (3-Month Term SOFR + 400 basis points), 12/1/2028
3,4
98,503 98,687
Mitchell International, Inc., Second Lien, Initial Term Loan
8.923% (1-Month Term SOFR + 525 basis points), 6/7/2032
3,4
200,000 181,188
NAB Holdings LLC, First Lien, 2025 Refinancing Term Loan
6.172% (3-Month Term SOFR + 250 basis points), 11/24/2028
3,4
398,990 366,738
Nexstar Media, Inc., First Lien, Term Loan, B7
6.224% (12-Month Term SOFR + 275 basis points), 3/18/2033
3,4
450,000 445,500
OAK-Eagle Acquireco, Inc., First Lien, Term Loan, B1
6.967% (12-Month Term SOFR + 350 basis points), 3/23/2033
1,3,4
350,000 348,250
OneDigital Borrower LLC, First Lien, 2025 Refinancing Term Loan, B
6.668% (1-Month Term SOFR + 300 basis points), 7/2/2031
1,3,4
98,250 95,241
Osmosis Buyer Ltd., First Lien, 2026 Refinancing Term Loan, B
6.412% (1-Month Term SOFR + 275 basis points; 3-Month Term SOFR + 275 basis points),
7/31/2028
3,4
250,000 249,726
Padagis LLC, First Lien, Term Loan, B
8.658% (3-Month Term SOFR + 475 basis points), 7/6/2028
1,3,4
175,000 161,438
Pegasus Bidco BV, First Lien, 2025-1 Dollar Term Loan
6.403% (3-Month Term SOFR + 275 basis points), 7/12/2029
1,3,4
498,744 498,120
Penn Entertainment, Inc., First Lien, Term Loan, B
6.173% (1-Month Term SOFR + 250 basis points), 5/3/2029
1,3,4
249,352 250,321
Phoenix Guarantor, Inc., First Lien, Term Loan, B5
6.168% (1-Month Term SOFR + 250 basis points), 2/21/2031
3,4
247,487 247,875
Pioneer AcquisitionCo LLC, First Lien, Initial Term Loan
6.961% (3-Month Term SOFR + 325 basis points), 10/27/2032
3,4
200,000 201,209
Plastipak Packaging, Inc., First Lien, Term Loan, B
6.168% (1-Month Term SOFR + 250 basis points), 9/24/2032
1,3,4
398,997 395,341
Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing Term
Loan
6.922% (3-Month Term SOFR + 325 basis points), 10/28/2030
1,3,4
98,995 75,461
Quartz AcquireCo LLC, First Lien, Term Loan, B2
5.950% (3-Month Term SOFR + 225 basis points), 6/28/2030
3,4
197,970 165,800
Quikrete Holdings, Inc., First Lien, Term Loan, B2
5.918% (1-Month Term SOFR + 225 basis points), 3/19/2029
1,3,4
249,364 249,435

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
9
Principal
Amount Value
BANK LOANS (Continued)
Quikrete Holdings, Inc., First Lien, Term Loan, B3
5.923% (1-Month Term SOFR + 225 basis points), 2/10/2032
1,3,4
99,000 $ 98,938
Red Planet Borrower LLC, First Lien, Initial Term Loan
7.668% (1-Month Term SOFR + 400 basis points), 9/8/2032
1,3,4
449,500 440,622
Ryan Specialty LLC, First Lien, Term Loan, B1
5.668% (1-Month Term SOFR + 200 basis points), 9/15/2031
1,3,4
197,995 197,995
Sazerac Co., Inc., First Lien, Term Loan, B2
5.670% (1-Month Term SOFR + 200 basis points), 7/9/2032
3,4
300,000 300,188
SCIL USA Holdings LLC, First Lien, Term Loan, B2
7.788% (6-Month Term SOFR + 400 basis points), 11/8/2032
3,4
249,375 248,753
Select Medical Corp., First Lien, Term Loan
6.724% (12-Month Term SOFR + 325 basis points), 12/31/2031
3,4
350,000 349,562
Sophos Holdings LLC, First Lien, Dollar Term Loan
7.282% (1-Month Term SOFR + 350 basis points), 3/5/2027
3,4
375,000 358,067
Summer BC Holdco B SARL, First Lien, Extended Term Loan, B
8.960% (3-Month Term SOFR + 500 basis points), 2/15/2029
3,4
374,048 321,307
Tega MC Australia Holdings Pty. Ltd., First Lien, Term Loan
4.029% (1-Month Term SOFR + 350 basis points), 3/25/2033
3,4
500,000 497,500
TransDigm, Inc., First Lien, Term Loan, K
5.923% (1-Month Term SOFR + 225 basis points), 3/22/2030
1,3,4
450,000 450,511
Whatabrands LLC, First Lien, 2024-2 Refinancing Term Loan, B
6.173% (1-Month Term SOFR + 250 basis points), 8/3/2028
1,3,4
423,927 423,738
White Cap Supply Holdings LLC, First Lien, Term Loan, C
6.918% (1-Month Term SOFR + 325 basis points), 10/19/2029
1,3,4
250,000 241,033
Zayo Group Holdings, Inc., First Lien, Initial Dollar Term Loan
6.787% (1-Month Term SOFR + 300 basis points), 3/11/2030
3
411,491 404,782
TOTAL BANK LOANS
(Cost $19,750,162) 19,589,662
COLLATERALIZED LOAN OBLIGATIONS
—
39.2%
1988 CLO Ltd.
Series 2022-1A-D1R 6.772% (3-Month Term SOFR + 310 basis points), 10/15/2039
1,2,4
1,000,000 996,051
522 Funding CLO Ltd.
Series 2020-6A-DR 7.083% (3-Month Term SOFR + 341.2 basis points), 10/23/2034
1,2,4
1,000,000 953,038
720 East CLO Ltd.
Series 2023-2A-D1R 6.422% (3-Month Term SOFR + 275 basis points), 10/15/2038
1,2,4
500,000 494,311
Series 2023-2A-ER 9.172% (3-Month Term SOFR + 550 basis points), 10/15/2038
1,2,4
500,000 482,580
Anchorage Capital CLO Ltd.
Series 2022-24A-A1R 5.102% (3-Month Term SOFR + 143 basis points), 7/15/2037
1,2,4
1,000,000 1,002,652
Apidos CLO Ltd.
Series 2018-18A-A1R2 4.999% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,4
500,000 500,937
Series 2025-54A-A1 4.968% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,000,000 998,682
Ares CLO Ltd.
Series 2016-39A-AR3 5.088% (3-Month Term SOFR + 142 basis points), 7/18/2037
1,2,4
1,000,000 1,002,585
Series 2016-39A-DR3 6.918% (3-Month Term SOFR + 325 basis points), 7/18/2037
1,2,4
500,000 492,596
Series 2021-61A-ER 10.508% (3-Month Term SOFR + 684 basis points), 4/20/2037
1,2,4
500,000 461,790
Series 2022-66A-D1R2 6.568% (3-Month Term SOFR + 290 basis points), 10/25/2038
1,2,4
1,000,000 992,489
Series 2025-76A-E 10.832% (3-Month Term SOFR + 716 basis points), 5/27/2038
1,2,4
250,000 242,312

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
10
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Ares Loan Funding Ltd.
Series 2021-ALFA-D1R 6.517% (3-Month Term SOFR + 285 basis points), 4/15/2039
1,2,4
1,000,000 $ 994,829
Arini US CLO Ltd.
Series 5A-D 0.00%, 4/15/2039
1,2,5,6
1,000,000 1,000,000
Bain Capital Credit CLO Ltd.
Series 2021-3A-D 7.030% (3-Month Term SOFR + 336.2 basis points), 7/24/2034
1,2,4
1,000,000 963,375
Ballyrock CLO Ltd.
Series 2021-17A-DR 9.768% (3-Month Term SOFR + 610 basis points), 10/20/2038
1,2,4
250,000 238,045
Barings CLO Ltd.
Series 2023-1A-ER 10.368% (3-Month Term SOFR + 670 basis points), 4/20/2038
1,2,4
500,000 484,350
Series 2025-3A-D1 6.468% (3-Month Term SOFR + 280 basis points), 3/31/2038
1,2,4
1,000,000 992,256
Series 2025-7A-D1 6.428% (3-Month Term SOFR + 270 basis points), 1/15/2038
1,2,4
1,000,000 988,092
Series 2025-8A-E 8.670% (3-Month Term SOFR + 500 basis points), 1/15/2039
1,2,4
1,000,000 978,310
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 4.918% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,4
1,000,000 999,189
Series 2025-42A-A 4.968% (3-Month Term SOFR + 130 basis points), 10/25/2038
1,2,4
1,000,000 998,681
Birch Grove CLO Ltd.
Series 2024-8A-E 10.768% (3-Month Term SOFR + 710 basis points), 4/20/2037
1,2,4
500,000 498,506
BlueMountain CLO Ltd.
Series 2020-30A-DR 6.972% (3-Month Term SOFR + 330 basis points), 4/15/2035
1,2,4
900,000 891,771
Bryant Park Funding Ltd.
Series 2021-17RA-ER 10.598% (3-Month Term SOFR + 693 basis points), 1/20/2038
1,2,4
500,000 477,691
Series 2023-20A-DR 7.072% (3-Month Term SOFR + 340 basis points), 4/15/2038
1,2,4
250,000 246,568
Series 2023-21A-ER 8.918% (3-Month Term SOFR + 525 basis points), 10/18/2038
1,2,4
500,000 486,744
Carlyle US CLO Ltd.
Series 2020-2A-A1R2 4.748% (3-Month Term SOFR + 108 basis points), 1/25/2035
1,2,4
2,000,000 1,996,021
Series 2021-9A-AR 4.778% (3-Month Term SOFR + 111 basis points), 10/20/2034
1,2,4
3,000,000 3,000,120
Series 2026-2A-D 0.00%, 4/20/2039
1,2,5,6
375,000 375,000
CBAM Ltd.
Series 2018-5A-D1R 7.112% (3-Month Term SOFR + 300 basis points), 10/17/2038
1,2,4
1,000,000 980,922
Cedar Funding CLO Ltd.
Series 2016-5A-AR2 4.882% (3-Month Term SOFR + 126 basis points), 1/17/2039
1,2,4
1,000,000 998,503
Series 2023-17A-D1R 6.720% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,000,000 995,491
CIFC Funding Ltd.
Series 2018-1A-A1R 4.988% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,4
500,000 500,127
Dryden CLO Ltd.
Series 2019-75A-AR3 4.712% (3-Month Term SOFR + 104 basis points), 4/14/2034
1,2,4
1,000,000 1,000,369
Series 2019-80A-DR 6.768% (3-Month Term SOFR + 310 basis points), 1/17/2033
1,2,4
475,000 461,331
Series 2023-102A-ER 9.522% (3-Month Term SOFR + 585 basis points), 10/15/2038
1,2,4
500,000 475,514
Series 2025-120A-E 9.146% (3-Month Term SOFR + 545 basis points), 1/15/2039
1,2,4
500,000 489,415
Dryden Senior Loan Fund
Series 2013-30A-DR 6.514% (3-Month Term SOFR + 286.2 basis points), 11/15/2028
1,2,4
500,000 501,319
Series 2016-45A-A1RR 4.752% (3-Month Term SOFR + 108 basis points), 10/15/2030
1,2,4
65,122 65,142
Series 2016-45A-DRR 6.722% (3-Month Term SOFR + 305 basis points), 10/15/2030
1,2,4
625,000 626,628
Eaton Vance CLO Ltd.
Series 2013-1A-AR4 5.012% (3-Month Term SOFR + 134 basis points), 10/15/2038
1,2,4
1,000,000 1,002,310
Series 2013-1A-D1R4 6.672% (3-Month Term SOFR + 300 basis points), 10/15/2038
1,2,4
1,000,000 995,481
Elmwood CLO Ltd.
Series 2021-1A-AR 5.218% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,4
800,000 802,067

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
11
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2021-2A-D1R 6.318% (3-Month Term SOFR + 265 basis points), 4/20/2038
1,2,4
1,000,000 $ 985,586
Series 2021-3A-AR2 4.968% (3-Month Term SOFR + 130 basis points), 7/20/2038
1,2,4
1,000,000 1,001,449
Series 2021-3A-DR2 6.718% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,000,000 995,412
Series 2021-5A-D1R 6.772% (3-Month Term SOFR + 310 basis points), 10/15/2037
1,2,4
1,000,000 990,056
Series 2022-1A-A1R 4.968% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,500,000 1,498,036
Empower CLO Ltd.
Series 2023-1A-D1R 7.518% (3-Month Term SOFR + 385 basis points), 4/25/2038
1,2,4
1,000,000 995,845
Series 2023-1A-ER 11.008% (3-Month Term SOFR + 734 basis points), 4/25/2038
1,2,4
250,000 239,040
Series 2023-3A-D1R 6.515% (3-Month Term SOFR + 285 basis points), 1/20/2039
1,2,4
1,000,000 988,163
Series 2023-3A-ER 9.315% (3-Month Term SOFR + 565 basis points), 1/20/2039
1,2,4
750,000 723,111
Golub Capital CLO Ltd.
Series 2026-88A-D1 0.00%, 4/17/2039
1,2,5,6
2,000,000 2,000,000
Series 2026-88A-E 0.00%, 4/17/2039
1,2,5,6
1,000,000 980,000
Golub Capital Partners Static Ltd.
Series 2024-1A-AR 4.788% (3-Month Term SOFR + 112 basis points), 7/20/2035
1,2,4
1,610,305 1,611,849
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 6.672% (3-Month Term SOFR + 300 basis points), 10/15/2030
1,2,4
500,000 500,082
Invesco US CLO Ltd.
Series 2023-1A-AR2 4.781% (3-Month Term SOFR + 111 basis points), 4/22/2037
1,2,4
1,000,000 998,342
Series 2023-2A-ER 11.550% (3-Month Term SOFR + 788 basis points), 4/21/2038
1,2,4
250,000 239,351
Series 2025-2A-D 6.672% (3-Month Term SOFR + 300 basis points), 7/15/2038
1,2,4
1,000,000 995,443
Series 2026-1A-D1A 0.00%, 4/15/2039
1,2,5,6
1,000,000 1,000,000
Kennedy Lewis CLO Ltd.
Series 7A-D1R 7.669% (3-Month Term SOFR + 400 basis points), 4/22/2037
1,2,4
777,000 761,497
KKR CLO Ltd.
Series 40A-AR 4.968% (3-Month Term SOFR + 130 basis points), 10/20/2034
1,2,4
1,000,000 1,001,134
Madison Park Funding Ltd.
Series 2021-59A-A1R 5.168% (3-Month Term SOFR + 150 basis points), 4/18/2037
1,2,4
1,500,000 1,503,883
Magnetite Ltd.
Series 2019-23A-AR2 4.637% (3-Month Term SOFR + 99 basis points), 1/25/2035
1,2,4
1,000,000 1,000,297
Series 2019-23A-BR2 4.997% (3-Month Term SOFR + 135 basis points), 1/25/2035
1,2,4
1,000,000 993,583
Series 2020-27A-D1RR 6.318% (3-Month Term SOFR + 265 basis points), 10/20/2038
1,2,4
750,000 738,402
Menlo CLO Ltd.
Series 2024-1A-A1 5.088% (3-Month Term SOFR + 142 basis points), 1/20/2038
1,2,4
500,000 501,160
Series 2024-1A-D1 6.918% (3-Month Term SOFR + 325 basis points), 1/20/2038
1,2,4
500,000 500,962
Series 2025-3A-D 6.894% (3-Month Term SOFR + 300 basis points), 10/16/2038
1,2,4
750,000 751,684
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-ER 9.731% (3-Month Term SOFR + 606 basis points), 10/23/2037
1,2,4
500,000 475,772
Series 2023-19A-D1R 6.672% (3-Month Term SOFR + 300 basis points), 7/15/2038
1,2,4
1,000,000 997,500
Neuberger Berman CLO Ltd.
Series 2016-22A-ER2 10.498% (3-Month Term SOFR + 683 basis points), 4/15/2038
1,2,4
250,000 250,000
Series 2019-32RA-D1 6.618% (3-Month Term SOFR + 295 basis points), 7/20/2039
1,2,4
1,000,000 991,261
Neuberger Berman Loan Advisers CLO Ltd.
Series 2020-36RA-A 4.938% (3-Month Term SOFR + 127 basis points), 7/20/2039
1,2,4
1,000,000 1,000,229
Series 2020-39A-A1R 5.198% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,4
500,000 501,288
Series 2021-41A-DR 6.472% (3-Month Term SOFR + 280 basis points), 4/15/2034
1,2,4
500,000 493,549
Neuberger Berman Loan Advisers NBLA CLO Ltd.
Series 2022-52A-AR 5.018% (3-Month Term SOFR + 135 basis points), 10/24/2038
1,2,4
1,000,000 1,000,764

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
12
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
New Mountain CLO Ltd.
Series 4A-ER 10.578% (3-Month Term SOFR + 691 basis points), 3/20/2038
1,2,4
450,000 $ 436,103
Series CLO-9A-D1 6.509% (3-Month Term SOFR + 280 basis points), 4/22/2039
1,2,4
1,000,000 993,504
Series CLO-9A-E 9.009% (3-Month Term SOFR + 530 basis points), 4/22/2039
1,2,4
500,000 483,999
NYACK Park CLO Ltd.
Series 2021-1A-D1R 6.368% (3-Month Term SOFR + 270 basis points), 10/20/2038
1,2,4
500,000 492,347
Oaktree CLO Ltd.
Series 2022-1A-DR 6.772% (3-Month Term SOFR + 310 basis points), 7/15/2038
1,2,4
1,000,000 992,256
Series 2022-1A-ER 9.672% (3-Month Term SOFR + 600 basis points), 7/15/2038
1,2,4
1,000,000 952,797
Series 2023-2A-A1R 5.018% (3-Month Term SOFR + 135 basis points), 7/20/2038
1,2,4
1,000,000 1,001,449
OCP CLO Ltd.
Series 2021-21A-AR 4.848% (3-Month Term SOFR + 118 basis points), 1/20/2038
1,2,4
2,000,000 1,996,849
Octagon Investment Partners Ltd.
Series 2019-1A-D1R 6.681% (3-Month Term SOFR + 285 basis points), 10/15/2038
1,2,4
250,000 248,798
Octagon Ltd.
Series 2022-1A-D 7.353% (3-Month Term SOFR + 370 basis points), 5/15/2035
1,2,4
1,000,000 968,058
Series 2022-1A-E 11.260% (3-Month Term SOFR + 759 basis points), 7/21/2037
1,2,4
500,000 457,533
OHA Credit Partners Ltd.
Series 2015-12A-ER2 9.921% (3-Month Term SOFR + 625 basis points), 4/23/2037
1,2,4
500,000 491,767
Post CLO Ltd.
Series 2022-1A-DR 6.762% (3-Month Term SOFR + 310 basis points), 4/20/2035
1,2,4
1,000,000 990,356
Series 2023-1A-A1R 4.968% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,000,000 998,700
Series 2023-1A-BR 5.368% (3-Month Term SOFR + 170 basis points), 10/20/2038
1,2,4
1,000,000 1,000,610
Series 2024-2A-E 10.168% (3-Month Term SOFR + 650 basis points), 1/20/2038
1,2,4
500,000 485,971
Series 2025-1A-E 9.110% (3-Month Term SOFR + 540 basis points), 1/20/2039
1,2,4
500,000 493,730
Rad CLO Ltd.
Series 2021-15A-A1AR 5.028% (3-Month Term SOFR + 136 basis points), 7/20/2040
1,2,4
1,000,000 1,002,434
Riserva CLO Ltd.
Series 2016-3A-AR3 4.718% (3-Month Term SOFR + 105 basis points), 1/18/2034
1,2,4
2,000,000 2,001,322
Series 2016-3A-DRR 7.179% (3-Month Term SOFR + 351.2 basis points), 1/18/2034
1,2,4
500,000 480,921
RR Ltd.
Series 2022-21A-DR 9.522% (3-Month Term SOFR + 585 basis points), 7/15/2039
1,2,4
500,000 482,345
Shackleton CLO Ltd.
Series 2015-7RA-ARR 4.772% (3-Month Term SOFR + 110 basis points), 7/15/2031
1,2,4
113,497 113,611
Series 2019-14A-ERR 9.568% (3-Month Term SOFR + 590 basis points), 7/20/2034
1,2,4
500,000 463,814
Signal Peak CLO Ltd.
Series 2016-3A-D1R4 0.00%, 4/23/2039
1,2,6
1,000,000 1,000,000
Series 2017-4A-BR2 5.318% (3-Month Term SOFR + 165 basis points), 10/26/2034
1,2,4
1,500,000 1,501,244
Silver Point CLO Ltd.
Series 2025-9A-E 10.572% (3-Month Term SOFR + 690 basis points), 3/31/2038
1,2,4
500,000 490,949
Trestles CLO Ltd.
Series 2025-8A-D1 6.668% (3-Month Term SOFR + 300 basis points), 6/11/2035
1,2,4
750,000 750,031
Trinitas CLO Ltd.
Series 2019-10A-B1R2 5.372% (3-Month Term SOFR + 170 basis points), 1/15/2035
1,2,4
1,000,000 993,376
Voya CLO Ltd.
Series 2017-3A-CRR 6.768% (3-Month Term SOFR + 310 basis points), 4/20/2034
1,2,4
1,250,000 1,247,617
Whitebox CLO Ltd.
Series 2023-4A-ER 10.148% (3-Month Term SOFR + 648 basis points), 4/20/2036
1,2,4
500,000 487,136

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
13
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Wind River CLO Ltd.
Series 2021-4A-AR 4.900% (3-Month Term SOFR + 123 basis points), 1/20/2035
1,2,4
1,000,000 $ 1,000,302
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $91,452,082) 90,828,849
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
1,2
1,179,469 1,034,121
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,029,205) 1,034,121
CORPORATE BONDS —22.4%
AEROSPACE & DEFENSE — 0.2%
Spirit AeroSystems, Inc.
4.600%, 6/15/2028
1
250,000 250,246
TransDigm, Inc.
6.875%, 12/15/2030
1,2
200,000 205,059
455,305
AUTOMOBILE COMPONENTS — 0.1%
Cyprium Corp. / Cyprium Holdings Luxembourg SARL
6.125%, 4/15/2031
1,2
335,000 331,086
AUTOMOBILES — 0.2%
BMW US Capital LLC
3.625%, 4/18/2029
1,2
490,000 476,170
BEVERAGES — 0.6%
Constellation Brands, Inc.
2.250%, 8/1/2031
1
130,000 114,712
Keurig Dr. Pepper, Inc.
3.950%, 4/15/2029
1
470,000 460,550
Pernod Ricard International Finance LLC
1.250%, 4/1/2028
1,2
250,000 234,918
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 4/30/2029
1,2
575,000 559,116
1,369,296
BIOTECHNOLOGY — 0.2%
Amgen, Inc.
2.200%, 2/21/2027
1
300,000 294,598
Gilead Sciences, Inc.
2.950%, 3/1/2027
1
250,000 247,485
542,083
BROADLINE RETAIL — 0.4%
eBay, Inc.
4.250%, 3/6/2029
1
350,000 348,225

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
14
Principal
Amount Value
CORPORATE BONDS (Continued)
BROADLINE RETAIL (Continued)
Match Group Holdings II LLC
4.625%, 6/1/2028
1,2
150,000 $ 146,740
Match Group Holdings II LLC
4.125%, 8/1/2030
1,2
450,000 417,436
912,401
BUILDING PRODUCTS — 0.5%
Builders FirstSource, Inc.
5.000%, 3/1/2030
1,2
350,000 341,123
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/2028
1,2
350,000 347,579
Standard Building Solutions, Inc.
6.500%, 8/15/2032
1,2
350,000 350,491
Standard Industries, Inc.
4.375%, 7/15/2030
1,2
100,000 94,317
1,133,510
CAPITAL MARKETS — 0.5%
Aretec Group, Inc.
10.000%, 8/15/2030
1,2
300,000 319,024
Jane Street Group / JSG Finance, Inc.
7.125%, 4/30/2031
1,2
100,000 102,857
S&P Global, Inc.
2.450%, 3/1/2027
1
325,000 319,912
VFH Parent LLC / Valor Co-Issuer, Inc.
7.500%, 6/15/2031
1,2
325,000 334,164
1,075,957
CHEMICALS — 0.5%
Axalta Coating Systems LLC
3.375%, 2/15/2029
1,2
625,000 591,810
HB Fuller Co.
4.250%, 10/15/2028
1
575,000 555,704
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
300,000 296,889
1,444,403
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.625%, 6/1/2028
1,2
475,000 464,384
GFL Environmental, Inc.
4.000%, 8/1/2028
1,2
250,000 243,210
GFL Environmental, Inc.
6.750%, 1/15/2031
1,2
300,000 310,823
Reworld Holding Corp.
4.875%, 12/1/2029
1,2
350,000 328,444
Veralto Corp.
5.500%, 9/18/2026
1
92,000 92,393

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
15
Principal
Amount Value
CORPORATE BONDS (Continued)
COMMERCIAL SERVICES & SUPPLIES (Continued)
VM Consolidated, Inc.
5.500%, 4/15/2029
1,2
475,000 $ 459,894
1,899,148
CONSUMER FINANCE — 0.1%
American Honda Finance Corp.
4.193%(Term SOFR + 55 basis points), 5/21/2026
4
295,000 295,000
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
165,000 155,708
CONTAINERS & PACKAGING — 0.3%
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 9/30/2026
1
100,000 99,686
Graphic Packaging International LLC
3.750%, 2/1/2030
1,2
575,000 528,204
627,890
DISTRIBUTORS — 0.3%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
395,000 387,861
Resideo Funding, Inc.
6.500%, 7/15/2032
1,2
400,000 394,611
782,472
DIVERSIFIED REITS — 0.3%
Digital Realty Trust LP
3.700%, 8/15/2027
1
375,000 371,202
Simon Property Group LP
3.250%, 11/30/2026
1
275,000 273,822
645,024
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.
1.650%, 2/1/2028
1
525,000 500,448
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 5/1/2027
1,2
62,000 61,971
Verizon Communications, Inc.
4.329%, 9/21/2028
1
345,000 345,161
Verizon Communications, Inc.
4.016%, 12/3/2029
1
250,000 246,632
Virgin Media Finance plc
5.000%, 7/15/2030
1,2
175,000 143,597
1,297,809
ELECTRIC UTILITIES — 1.4%
AEP Transmission Co. LLC
3.100%, 12/1/2026
1
125,000 124,069

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
16
Principal
Amount Value
CORPORATE BONDS (Continued)
ELECTRIC UTILITIES (Continued)
Alpha Generation LLC
6.750%, 10/15/2032
1,2
575,000 $ 583,834
Duke Energy Corp.
3.150%, 8/15/2027
1
275,000 270,968
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/2027
1
300,000 294,402
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/2027
1
175,000 173,517
NRG Energy, Inc.
4.734%, 10/15/2030
1,2
225,000 223,037
Southern Co. (The)
5.113%, 8/1/2027 175,000 176,575
Southern Co. (The)
4.850%, 6/15/2028
1
500,000 504,878
Vistra Operations Co. LLC
4.300%, 7/15/2029
1,2
250,000 245,814
XPLR Infrastructure Operating Partners LP
8.375%, 1/15/2031
1,2
575,000 605,616
3,202,710
ELECTRICAL EQUIPMENT — 0.2%
Vertiv Group Corp.
4.125%, 11/15/2028
1,2
400,000 394,185
ENERGY EQUIPMENT & SERVICES — 0.2%
Star Holding LLC
8.750%, 8/1/2031
1,2
550,000 558,682
ENTERTAINMENT — 0.1%
Netflix, Inc.
4.875%, 4/15/2028
1
145,000 146,926
FINANCIAL SERVICES — 0.7%
Block, Inc.
6.000%, 8/15/2033
1,2
521,000 512,932
Global Payments, Inc.
2.150%, 1/15/2027
1
250,000 245,521
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 8/15/2032
1,2
501,000 493,255
Siemens Financieringsmaatschappij NV
3.400%, 3/16/2027
1,2
400,000 397,839
1,649,547
FOOD PRODUCTS — 0.5%
Campbell's Co. (The)
2.375%, 4/24/2030
1
100,000 89,849
Flowers Foods, Inc.
2.400%, 3/15/2031
1
310,000 262,315

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
17
Principal
Amount Value
CORPORATE BONDS (Continued)
FOOD PRODUCTS (Continued)
General Mills, Inc.
4.200%, 4/17/2028
1
275,000 $ 273,650
Hormel Foods Corp.
1.800%, 6/11/2030
1
110,000 98,890
J. M. Smucker Co. (The)
2.375%, 3/15/2030
1
180,000 166,057
Mars, Inc.
4.600%, 3/1/2028
1,2
300,000 301,928
1,192,689
GROUND TRANSPORTATION — 0.7%
Canadian Pacific Railway Co.
1.750%, 12/2/2026
1
325,000 320,024
CSX Corp.
3.800%, 3/1/2028
1
700,000 693,991
NESCO Holdings II, Inc.
5.500%, 4/15/2029
1,2
575,000 562,869
1,576,884
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Avantor Funding, Inc.
4.625%, 7/15/2028
1,2
400,000 390,645
Avantor Funding, Inc.
3.875%, 11/1/2029
1,2
50,000 46,946
Baxter International, Inc.
1.730%, 4/1/2031
1
485,000 406,365
Becton Dickinson & Co.
3.700%, 6/6/2027
1
575,000 570,428
GE HealthCare Technologies, Inc.
5.650%, 11/15/2027
1
475,000 484,587
Medline Borrower LP
3.875%, 4/1/2029
1,2
575,000 556,555
Stryker Corp.
4.850%, 12/8/2028
1
150,000 152,284
Zimmer Biomet Holdings, Inc.
5.350%, 12/1/2028
1
175,000 179,045
2,786,855
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Global Medical Response, Inc.
7.375%, 10/1/2032
1,2
255,000 265,020
HAH Group Holding Co. LLC
9.750%, 10/1/2031
1,2
250,000 219,239
HCA, Inc.
4.500%, 2/15/2027
1
89,000 89,010
HCA, Inc.
4.125%, 6/15/2029
1
125,000 123,300
Radiology Partners, Inc.
8.500%, 7/15/2032
1,2
375,000 380,670

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
18
Principal
Amount Value
CORPORATE BONDS (Continued)
HEALTH CARE PROVIDERS & SERVICES (Continued)
Surgery Center Holdings, Inc.
7.250%, 4/15/2032
1,2
350,000 $ 344,198
Universal Health Services, Inc.
2.650%, 10/15/2030
1
150,000 135,112
1,556,549
HEALTH CARE TECHNOLOGY — 0.2%
Raven Acquisition Holdings LLC
6.875%, 11/15/2031
1,2
350,000 337,717
HOTELS, RESTAURANTS & LEISURE — 1.2%
1011778 BC ULC / New Red Finance, Inc.
5.625%, 9/15/2029
1,2
233,000 233,799
Brightstar Lottery plc
5.250%, 1/15/2029
1,2
100,000 99,253
Brightstar Lottery plc / Brightstar Global Solutions Corp.
5.750%, 1/15/2033
1,2
330,000 321,153
Churchill Downs, Inc.
5.750%, 4/1/2030
1,2
500,000 494,729
Light & Wonder International, Inc.
7.500%, 9/1/2031
1,2
550,000 564,779
Penn Entertainment, Inc.
4.125%, 7/1/2029
1,2
425,000 397,708
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.625%, 3/1/2030
1,2
200,000 172,230
Starbucks Corp.
4.850%, 2/8/2027
1
109,000 109,541
Starbucks Corp.
4.000%, 11/15/2028
1
75,000 74,408
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/2028
1,2
225,000 219,925
2,687,525
HOUSEHOLD PRODUCTS — 0.4%
Clorox Co. (The)
4.400%, 5/1/2029
1
950,000 949,180
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
Atlantica Sustainable Infrastructure Ltd.
4.125%, 6/15/2028
1,2
405,000 393,637
Clearway Energy Operating LLC
4.750%, 3/15/2028
1,2
462,000 456,083
Constellation Energy Generation LLC
3.900%, 1/8/2028 475,000 471,405
Lightning Power LLC
7.250%, 8/15/2032
1,2
350,000 364,087
Talen Energy Supply LLC
8.625%, 6/1/2030
1,2
675,000 708,437

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
19
Principal
Amount Value
CORPORATE BONDS (Continued)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (Continued)
Vistra Corp.
8.000%, 10/15/2026
1,2,7
200,000 $ 202,243
2,595,892
INSURANCE — 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
4.250%, 10/15/2027
1,2
150,000 147,121
AmWINS Group, Inc.
6.375%, 2/15/2029
1,2
550,000 553,529
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC
8.125%, 2/15/2032
1,2
275,000 257,913
958,563
IT SERVICES — 1.0%
Ahead DB Holdings LLC
6.625%, 5/1/2028
1,2
475,000 465,152
Everforth, Inc.
4.625%, 5/15/2028
1,2
325,000 314,921
Gartner, Inc.
4.500%, 7/1/2028
1,2
100,000 98,347
Gartner, Inc.
3.625%, 6/15/2029
1,2
345,000 324,665
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 3/1/2029
1,2
600,000 558,871
International Business Machines Corp.
3.300%, 1/27/2027
1
325,000 322,950
Virtusa Corp.
7.125%, 12/15/2028
1,2
175,000 134,961
2,219,867
MACHINERY — 0.1%
Mueller Water Products, Inc.
4.000%, 6/15/2029
1,2
193,000 186,074
Stanley Black & Decker, Inc.
2.300%, 3/15/2030
1
75,000 68,503
254,577
MEDIA — 0.4%
EW Scripps Co. (The)
9.875%, 8/15/2030
1,2
150,000 145,761
Fox Corp.
4.709%, 1/25/2029
1
635,000 636,737
Nexstar Media, Inc.
5.625%, 7/15/2027
1,2
125,000 125,055
907,553
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Starwood Property Trust, Inc.
5.250%, 10/15/2028
1,2
350,000 346,236

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
20
Principal
Amount Value
CORPORATE BONDS (Continued)
MULTI-UTILITIES — 0.6%
Dominion Energy, Inc.
4.600%, 5/15/2028
1
250,000 $ 250,827
Dominion Energy, Inc.
3.375%, 4/1/2030
1
350,000 334,291
DTE Energy Co.
4.950%, 7/1/2027
1
588,000 591,949
Public Service Enterprise Group, Inc.
5.200%, 4/1/2029
1
150,000 152,956
1,330,023
OIL, GAS & CONSUMABLE FUELS — 2.0%
Cheniere Energy Partners LP
4.000%, 3/1/2031
1
375,000 360,188
Cheniere Energy, Inc.
4.625%, 10/15/2028
1
375,000 374,129
Energy Transfer LP
4.950%, 6/15/2028
1
150,000 151,569
Enterprise Products Operating LLC
4.300%, 6/20/2028
1
225,000 225,343
Enterprise Products Operating LLC
4.150%, 10/16/2028
1
475,000 474,146
Genesis Energy LP / Genesis Energy Finance Corp.
8.875%, 4/15/2030
1
450,000 470,176
Kinetik Holdings LP
5.875%, 6/15/2030
1,2
600,000 602,558
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 2/15/2029
1,2
450,000 463,861
NGPL PipeCo LLC
4.875%, 8/15/2027
1,2
250,000 250,560
Northriver Midstream Finance LP
6.750%, 7/15/2032
1,2
600,000 602,188
TerraForm Power Operating LLC
4.750%, 1/15/2030
1,2
550,000 527,065
4,501,783
PASSENGER AIRLINES — 0.1%
Air Canada
3.875%, 8/15/2026
1,2
150,000 149,338
PERSONAL CARE PRODUCTS — 0.3%
Haleon US Capital LLC
3.375%, 3/24/2027
1
300,000 297,173
Opal Bidco SAS
6.500%, 3/31/2032
1,2
450,000 450,706
747,879
PHARMACEUTICALS — 0.3%
Merck & Co., Inc.
4.206%(Term SOFR + 57 basis points), 3/15/2029
4
250,000 250,620

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
21
Principal
Amount Value
CORPORATE BONDS (Continued)
PHARMACEUTICALS (Continued)
Zoetis, Inc.
4.150%, 8/17/2028
1
175,000 $ 174,487
Zoetis, Inc.
3.900%, 8/20/2028
1
300,000 297,495
722,602
PROFESSIONAL SERVICES — 0.1%
CoreLogic, Inc.
4.500%, 5/1/2028
1,2
225,000 211,439
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Entegris, Inc.
4.750%, 4/15/2029
1,2
483,000 477,782
Kioxia Holdings Corp.
6.250%, 7/24/2030
1,2
592,000 602,081
ON Semiconductor Corp.
3.875%, 9/1/2028
1,2
561,000 541,661
1,621,524
SOFTWARE — 0.8%
AppLovin Corp.
5.125%, 12/1/2029
1
335,000 337,021
Atlassian Corp.
5.250%, 5/15/2029
1
350,000 352,186
Crowdstrike Holdings, Inc.
3.000%, 2/15/2029
1
125,000 118,986
Fair Isaac Corp.
6.250%, 9/15/2034
1,2
255,000 251,019
UKG, Inc.
6.875%, 2/1/2031
1,2
425,000 415,722
VMware LLC
1.400%, 8/15/2026
1
113,000 111,824
Workday, Inc.
3.800%, 4/1/2032
1
375,000 348,252
1,935,010
SPECIALIZED REITS — 0.4%
Iron Mountain, Inc.
5.000%, 7/15/2028
1,2
60,000 59,394
Iron Mountain, Inc.
4.875%, 9/15/2029
1,2
225,000 219,051
SBA Communications Corp.
3.125%, 2/1/2029
1
705,000 668,464
946,909
SPECIALTY RETAIL — 0.3%
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
550,000 543,580

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
22
Principal
Amount Value
CORPORATE BONDS (Continued)
SPECIALTY RETAIL (Continued)
Lowe's Cos., Inc.
1.300%, 4/15/2028
1
250,000 $ 235,607
779,187
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Dell International LLC / EMC Corp.
5.300%, 10/1/2029
1
300,000 306,235
Hewlett Packard Enterprise Co.
4.400%, 9/25/2027
1
250,000 249,712
555,947
TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals North America, Inc.
5.375%, 11/15/2033
1,2
500,000 486,715
TOTAL CORPORATE BONDS
(Cost $52,120,691) 51,753,755
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.9%
BRAVO Residential Funding Trust
Series 2026-NQM3-A1
, 4.985% , 11/25/2065
1,2,6
645,000 642,001
EFMT
Series 2026-NQM4-A1
, 5.466% , 4/25/2071
1,2,6
1,000,000 1,003,943
Flagstar Mortgage Trust
Series 2021-2-A6
, 2.500% , 4/25/2051
1,2,6
203,238 182,768
GS Mortgage-Backed Securities Trust
Series 2025-PJ11-A27
, 5.012% (30-Day Term SOFR Average + 135 basis points, 7.00% Cap),
5/25/2056
1,2,4
191,028 191,713
J.P. Morgan Mortgage Trust
Series 2026-NQX1-A1
, 5.500% , 7/25/2066
1,2,6
1,000,000 1,003,689
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM3-A1
, 5.209% , 3/25/2071
1,2,6
515,000 514,803
OBX Trust
Series 2026-J1-AF
, 5.012% (30-Day Term SOFR Average + 135 basis points, 6.00% Cap),
2/25/2056
1,2,4
496,745 495,703
PMT Loan Trust
Series 2026-INV4-A2
, 1.000% , 3/25/2057
1,2,6
350,000 350,252
Series 2026-INV4-A38
, 5.258% (30-Day Term SOFR Average + 160 basis points, 6.00% Cap),
3/25/2057
1,2,4
800,000 798,119
Series 2026-J2-A24
, 5.012% (30-Day Term SOFR Average + 135 basis points, 6.00% Cap),
3/25/2057
1,2,4
975,000 972,490
Sequoia Mortgage Trust
Series 2021-4-A4
, 2.500% , 6/25/2051
1,2,6
200,705 180,707
Series 2025-12-A26F
, 5.212% (30-Day Term SOFR Average + 155 basis points, 6.50% Cap),
12/25/2055
1,2,4
294,769 296,753
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $6,623,783) 6,632,941

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
23
Principal
Amount Value
U.S. GOVERNMENT AND AGENCY SECURITIES —3.1%
United States Treasury Notes — 3.1%
U.S. Treasury Notes
3.500%, 1/31/2028 4,475,000 $ 4,449,828
U.S. Treasury Notes
4.000%, 1/31/2029 2,775,000 2,787,954
7,237,782
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $7,241,727) 7,237,782
Number
of Shares
SHORT-TERM INVESTMENTS — 25.9%
Money Market Funds — 17.1%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.55%
8
39,661,206 39,661,206
Principal
Amount
United States Treasury Bills — 8.8%
U.S. Treasury Bills, 3.210%, 4/9/2026
9
4,000,000 3,996,795
U.S. Treasury Bills, 3.400%, 4/16/2026
9
2,500,000 2,496,228
U.S. Treasury Bills, 3.550%, 5/12/2026
9
1,000,000 995,875
U.S. Treasury Bills, 3.570%, 5/21/2026
9
1,500,000 1,492,453
U.S. Treasury Bills, 3.570%, 6/4/2026
9
3,000,000 2,980,760
U.S. Treasury Bills, 3.570%, 6/11/2026
9
1,500,000 1,489,374
U.S. Treasury Bills, 3.560%, 6/23/2026
9
5,000,000 4,958,840
U.S. Treasury Bills, 3.600%, 7/21/2026
9
2,000,000 1,977,831
20,388,156
TOTAL SHORT-TERM INVESTMENTS
(Cost $60,048,865) 60,049,362
TOTAL INVESTMENTS — 106.1%
(Cost $246,690,137) 245,545,947
Liabilities in Excess of Other Assets — (6.1)% (14,047,455)
TOTAL NET ASSETS — 100.0% $ 231,498,492
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $133,530,340 which represents 57.68% of total net assets of the Fund.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
Denotes investments purchased on a when-issued or delayed delivery basis.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
24
6
Variable rate security.
7
Perpetual security. Maturity date represents next call date.
8
The rate is the annualized seven-day yield at period end.
9
The rate shown represents the yield at period end.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)
1
Principal
Amount Value
ASSET-BACKED SECURITIES — 7.4%
Ally Auto Receivables Trust
Series 2025-1-A2
, 4.030% , 7/17/2028
1
1,910,000 $ 1,909,473
Barings Equipment Finance LLC
Series 2025-A-A2
, 4.640% , 10/13/2028
1,2
2,904,577 2,917,475
Series 2025-B-A2
, 4.020% , 2/13/2029
1,2
1,665,000 1,664,824
BofA Auto Trust
Series 2024-1A-A3
, 5.350% , 11/15/2028
1,2
296,164 298,196
Chase Auto Owner Trust
Series 2024-5A-A2
, 4.400% , 11/26/2027
1,2
1,258 1,258
Series 2025-2A-A2
, 3.910% , 12/26/2028
1,2
2,630,000 2,628,135
Dell Equipment Finance Trust
Series 2024-1-A3
, 5.390% , 3/22/2030
1,2
2,848,303 2,862,130
DLLAA LLC
Series 2023-1A-A3
, 5.640% , 2/22/2028
1,2
2,348,137 2,368,919
Ford Credit Auto Owner Trust
Series 2024-D-A2A
, 4.590% , 10/15/2027
1
323,819 324,159
GM Financial Automobile Leasing Trust
Series 2025-2-A2A
, 4.550% , 7/20/2027
1
831,001 832,335
Series 2025-3-A2A
, 4.190% , 10/20/2027
1
1,251,589 1,252,781
GM Financial Consumer Automobile Receivables Trust
Series 2025-2-A2A
, 4.400% , 2/16/2028
1
382,965 383,429
Series 2025-3-A2A
, 4.320% , 6/16/2028
1
1,324,899 1,327,403
Honda Auto Receivables Owner Trust
Series 2023-3-A3
, 5.410% , 2/18/2028
1
1,943,179 1,953,390
Series 2025-2-A2A
, 4.300% , 1/18/2028
1
1,131,919 1,132,882
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A
, 4.580% , 9/15/2027
1,2
1,270,252 1,272,979
Series 2025-B-A3
, 4.530% , 4/17/2028
1,2
4,395,000 4,413,627
Hyundai Auto Receivables Trust
Series 2025-B-A2A
, 4.450% , 8/15/2028
1
968,912 970,781
John Deere Owner Trust
Series 2022-C-A3
, 5.090% , 6/15/2027
1
163,469 163,624
Series 2024-A-A3
, 4.960% , 11/15/2028
1
4,290,462 4,316,871
Series 2025-A-A2A
, 4.230% , 3/15/2028
1
835,956 836,977
Series 2025-B-A2A
, 4.280% , 7/17/2028
1
1,748,457 1,750,220
Kubota Credit Owner Trust
Series 2023-2A-A3
, 5.280% , 1/18/2028
1,2
2,158,835 2,172,498
Series 2025-2A-A2
, 4.480% , 4/17/2028
1,2
1,660,000 1,663,987
Porsche Financial Auto Securitization Trust
Series 2024-1A-A3
, 4.440% , 1/22/2030
1,2
4,354,946 4,364,175
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3
, 5.470% , 10/20/2028
1,2
2,199,926 2,209,879
Tesla Auto Lease Trust
Series 2024-A-A4
, 5.310% , 12/20/2027
1,2
1,750,000 1,756,881
Toyota Auto Receivables Owner Trust
Series 2025-B-A2A
, 4.460% , 3/15/2028
1
1,008,162 1,009,290

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
2
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
Toyota Lease Owner Trust
Series 2024-A-A3
, 5.250% , 4/20/2027
1,2
568,984 $ 569,461
US Bank C&I Credit-Linked Notes
Series 2025-SUP2-B1
, 4.818% , 9/25/2032
1,2
2,467,668 2,480,392
Series 2025-SUP2-C
, 5.562% (30-Day Term SOFR Average + 190 basis points), 9/25/2032
1,2,3
3,701,502 3,729,841
USB Auto Owner Trust
Series 2025-1A-A2
, 4.510% , 6/15/2028
1,2
657,038 657,955
Verizon Master Trust
Series 2023-7-A1A
, 5.670% , 11/20/2029
1
5,920,000 5,980,536
Volkswagen Auto Lease Trust
Series 2026-A-A3
, 4.170% , 3/20/2029
1
3,355,000 3,350,512
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A
, 4.650% , 11/22/2027
1
1,011,977 1,013,774
Volvo Financial Equipment LLC
Series 2025-2A-A2
, 3.960% , 6/15/2028
1,2
1,790,000 1,789,184
TOTAL ASSET-BACKED SECURITIES
(Cost $68,268,777) 68,330,233
BANK LOANS
—
6.8%
AAdvantage Loyalty IP Ltd., First Lien, Term Loan
5.918% (3-Month Term SOFR + 225 basis points), 4/20/2028
1,3,4
831,872 825,633
Amentum Holdings, Inc., First Lien, Initial Term Loan
5.668% (1-Month Term SOFR + 200 basis points), 9/29/2031
1,3,4
1,495,298 1,497,481
Astoria Energy LLC, First Lien, Advance Term Loan, B
5.929% (1-Month Term SOFR + 225 basis points; 3-Month Term SOFR + 225 basis points),
6/23/2032
1,3,4
1,608,995 1,613,902
Avantor Funding, Inc., First Lien, Incremental EUR Term Loan, B6
4.392% (1-Month Term SOFR + 250 basis points), 10/11/2032
3,4
1,375,000 1,595,961
Citco Funding LLC, First Lien, 2026 Term Loan
5.667% (3-Month Term SOFR + 200 basis points), 1/31/2033
3,4
329,175 328,339
Clarios Global LP, First Lien, 2024 Dollar Term Loan
6.168% (1-Month Term SOFR + 250 basis points), 5/6/2030
1,3,4
1,496,212 1,493,407
Core & Main LP, First Lien, Term Loan, D
5.676% (1-Month Term SOFR + 200 basis points), 7/27/2028
1,3,4
1,478,144 1,480,923
Cornerstone Generation LLC, First Lien, Term Loan, B
5.917% (3-Month Term SOFR + 225 basis points), 8/11/2032
1,3,4
997,494 999,633
Corpay Technologies Operating Co. LLC, First Lien, Term Loan, B4
5.418% (1-Month Term SOFR + 175 basis points), 4/28/2028
1,3,4
1,954,962 1,955,979
CPV Fairview LLC, First Lien, Term Loan, B
6.200% (3-Month Term SOFR + 250 basis points), 8/14/2031
1,3,4
994,066 991,580
EFS Cogen Holdings I LLC, First Lien, Term Loan, B
6.700% (3-Month Term SOFR + 300 basis points), 10/3/2031
1,3,4
1,279,375 1,283,475
EVERTEC Group LLC, First Lien, Term Loan, B
5.918% (1-Month Term SOFR + 225 basis points), 10/30/2030
3,4
1,500,000 1,498,598
Flutter Financing BV, First Lien, 2024 Refinancing Term Loan, B
5.422% (3-Month Term SOFR + 175 basis points), 12/2/2030
1,3,4
1,661,750 1,647,625
Froneri International Ltd., First Lien, Term Loan, B4
5.877% (6-Month Term SOFR + 225 basis points), 9/30/2031
1,3,4
1,469,651 1,442,786

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
3
Principal
Amount Value
BANK LOANS (Continued)
Gates Corp., First Lien, Initial Dollar Term Loan, B5
5.423% (1-Month Term SOFR + 175 basis points), 6/4/2031
1,3,4
1,571,013 $ 1,571,115
GIP Pilot Acquisition Partners LP, First Lien, Initial Term Loan
5.646% (3-Month Term SOFR + 200 basis points), 10/4/2030
1,3,4
1,650,000 1,654,125
Hudson River Trading LLC, First Lien, Term Loan, B2
6.175% (1-Month Term SOFR + 250 basis points), 3/18/2030
3,4
1,949,857 1,944,173
Hunterstown Generation LLC, First Lien, Term Loan
6.672% (3-Month Term SOFR + 300 basis points), 11/6/2031
1,3,4
1,871,020 1,874,921
Iridium Satellite LLC, First Lien, Term Loan, B4
5.918% (1-Month Term SOFR + 225 basis points), 9/20/2030
1,3,4
1,346,817 1,320,447
Iron Mountain, Inc., First Lien, Amendment No. 1 Incremental Term Loan, B
5.668% (1-Month Term SOFR + 200 basis points), 1/31/2031
1,3,4
987,374 983,365
Jane Street Group LLC, First Lien, Extended Term Loan, B
5.673% (3-Month Term SOFR + 200 basis points), 12/15/2031
1,3,4
1,496,053 1,470,552
Janus Henderson US Holdings, Inc., First Lien, Term Loan
0.00%, 2/21/2033
3,4
1,625,000 1,625,000
Koppers, Inc., First Lien, 2023 Term Loan, B2
6.180% (1-Month Term SOFR + 250 basis points), 4/10/2030
3,4
989,975 988,737
Lackawanna Energy Center LLC, First Lien, Term Loan, B
6.419% (1-Month Term SOFR + 275 basis points), 7/23/2032
3,4
1,512,927 1,517,337
Light & Wonder International, Inc., First Lien, Term Loan, B3
5.675% (1-Month Term SOFR + 200 basis points), 4/16/2029
3,4
1,484,962 1,486,819
MIWD Holdco II LLC, First Lien, 2024 Incremental Term Loan
6.423% (1-Month Term SOFR + 275 basis points), 3/28/2031
1,3,4
1,793,199 1,657,956
Nexstar Media, Inc., First Lien, Term Loan, B7
6.224% (12-Month Term SOFR + 275 basis points), 3/18/2033
3,4
1,400,000 1,386,000
PCI Gaming Authority, First Lien, Term Loan, B
5.668% (1-Month Term SOFR + 200 basis points), 7/18/2031
1,3,4
1,477,444 1,479,024
Peer Holding III BV, First Lien, Term Loan, B5
6.200% (3-Month Term SOFR + 250 basis points), 7/1/2031
1,3,4
987,500 986,730
Penn Entertainment, Inc., First Lien, Term Loan, B
6.173% (1-Month Term SOFR + 250 basis points), 5/3/2029
1,3,4
1,496,114 1,501,926
Plastipak Packaging, Inc., First Lien, Term Loan, B
6.168% (1-Month Term SOFR + 250 basis points), 9/24/2032
1,3,4
2,144,612 2,124,956
Quikrete Holdings, Inc., First Lien, Term Loan, B2
5.918% (1-Month Term SOFR + 225 basis points), 3/19/2029
1,3,4
498,728 498,870
Quikrete Holdings, Inc., First Lien, Term Loan, B3
5.923% (1-Month Term SOFR + 225 basis points), 2/10/2032
1,3,4
1,485,000 1,484,072
Resideo Funding, Inc., First Lien, Sixth Amendment Term Loan
5.674% (3-Month Term SOFR + 200 basis points), 8/13/2032
1,3,4
1,496,241 1,494,370
Ryan Specialty LLC, First Lien, Term Loan, B1
5.668% (1-Month Term SOFR + 200 basis points), 9/15/2031
1,3,4
1,728,125 1,728,125
Sazerac Co., Inc., First Lien, Term Loan, B2
5.670% (1-Month Term SOFR + 200 basis points), 7/9/2032
3,4
1,745,625 1,746,716
SS&C Technologies, Inc., First Lien, Term Loan, B8
5.673% (1-Month Term SOFR + 200 basis points), 5/9/2031
1,3,4
1,575,000 1,571,748
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 Term Loan
5.917% (3-Month Term SOFR + 225 basis points), 4/9/2032
1,3,4
997,708 997,349

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
4
Principal
Amount Value
BANK LOANS (Continued)
Talen Energy Supply LLC, First Lien, 2024-1 Incremental Term Loan, B
6.153% (3-Month Term SOFR + 250 basis points), 12/15/2031
3,4
2,643,308 $ 2,651,291
Trans Union LLC, First Lien, 2024 Refinancing Term Loan, B9
5.450% (3-Month Term SOFR + 175 basis points), 6/24/2031
1,3,4
1,481,250 1,475,606
TransDigm, Inc., First Lien, Term Loan, K
5.923% (1-Month Term SOFR + 225 basis points), 3/22/2030
1,3,4
1,984,975 1,987,228
WEX, Inc., First Lien, Term Loan, B2
5.423% (1-Month Term SOFR + 175 basis points), 4/3/2028
1,3,4
1,984,887 1,978,694
Zegona Holdco Ltd., First Lien, Additional Term Loan, B3
4.391% (6-Month Term SOFR + 225 basis points), 7/17/2029
3,4
750,000 867,247
TOTAL BANK LOANS
(Cost $63,034,585) 62,709,821
COLLATERALIZED LOAN OBLIGATIONS
—
31.3%
522 Funding CLO Ltd.
Series 2019-5A-ER 10.432% (3-Month Term SOFR + 676 basis points), 4/15/2035
1,2,3
1,500,000 1,356,275
720 East CLO Ltd.
Series 2023-2A-D1R 6.422% (3-Month Term SOFR + 275 basis points), 10/15/2038
1,2,3
1,250,000 1,235,778
Series 2023-2A-ER 9.172% (3-Month Term SOFR + 550 basis points), 10/15/2038
1,2,3
1,125,000 1,085,804
Anchorage Credit Funding Ltd.
Series 2016-3A-BR 3.471% , 1/28/2039
1,2
2,000,000 1,911,368
Annisa CLO Ltd.
Series 2016-2A-DRR 6.468% (3-Month Term SOFR + 280 basis points), 7/20/2031
1,2,3
1,500,000 1,503,909
Apidos CLO Ltd.
Series 2015-23A-ARR 4.722% (3-Month Term SOFR + 105 basis points), 4/15/2033
1,2,3
3,665,896 3,666,478
Series 2017-28A-C1R 6.518% (3-Month Term SOFR + 285 basis points), 10/20/2038
1,2,3
1,750,000 1,741,495
Series XXXA-CR 6.668% (3-Month Term SOFR + 300 basis points), 10/18/2031
1,2,3
1,500,000 1,503,905
Ares CLO Ltd.
Series 2015-2A-A1R4 4.958% (3-Month Term SOFR + 129 basis points), 7/17/2038
1,2,3
3,800,000 3,793,397
Series 2016-39A-AR3 5.088% (3-Month Term SOFR + 142 basis points), 7/18/2037
1,2,3
3,750,000 3,759,695
Arini US CLO Ltd.
Series 5A-D 0.00%, 4/15/2039
1,2,5,6
1,000,000 1,000,000
Avoca CLO DAC
Series 32X-C 4.016% (3-Month EURIBOR + 200 basis points), 4/15/2039
1,3
1,500,000 1,730,009
Bain Capital Credit CLO Ltd.
Series 2018-2A-DR 6.618% (3-Month Term SOFR + 295 basis points), 7/19/2031
1,2,3
1,500,000 1,503,906
Series 2019-1A-AR3 4.644% (3-Month Term SOFR + 98 basis points), 4/19/2034
1,2,3
2,000,000 1,998,777
Series 2023-1A-D1R 6.871% (3-Month Term SOFR + 320 basis points), 7/16/2038
1,2,3
1,250,000 1,244,421
Series 2024-1A-D1R 7.431% (3-Month Term SOFR + 375 basis points), 4/16/2039
1,2,3
1,500,000 1,499,955
Ballyrock CLO Ltd.
Series 2019-2A-C1R3 6.368% (3-Month Term SOFR + 270 basis points), 10/25/2038
1,2,3
1,000,000 985,383
Series 2019-2A-C2R3 7.618% (3-Month Term SOFR + 395 basis points), 10/25/2038
1,2,3
500,000 490,991
Series 2021-17A-C1R 6.368% (3-Month Term SOFR + 270 basis points), 10/20/2038
1,2,3
1,500,000 1,478,213
Series 2021-17A-C2R 7.618% (3-Month Term SOFR + 395 basis points), 10/20/2038
1,2,3
500,000 491,046
Series 2021-17A-DR 9.768% (3-Month Term SOFR + 610 basis points), 10/20/2038
1,2,3
1,000,000 952,180
Barings CLO Ltd.
Series 2025-7A-C 5.478% (3-Month Term SOFR + 175 basis points), 1/15/2038
1,2,3
1,000,000 998,709
Series 2025-7A-D1 6.428% (3-Month Term SOFR + 270 basis points), 1/15/2038
1,2,3
1,000,000 988,092

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
5
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Barings Euro CLO
Series 2015-1X-DRR 5.680% (3-Month EURIBOR + 365 basis points), 7/25/2035
1,3
3,500,000 $ 4,003,400
Barings Loan Partners CLO Ltd.
Series LP-5A-A 4.888% (3-Month Term SOFR + 122 basis points), 1/20/2035
1,2,3
2,500,000 2,500,720
Battalion CLO Ltd.
Series 2016-10A-CR2 7.380% (3-Month Term SOFR + 371.2 basis points), 1/24/2035
1,2,3
2,000,000 1,892,431
Series 2020-15A-A1RR 4.648% (3-Month Term SOFR + 98 basis points), 1/17/2033
1,2,3
1,077,763 1,075,293
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 4.918% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,3
2,500,000 2,497,973
Series 2019-17A-D1R2 6.822% (3-Month Term SOFR + 315 basis points), 10/15/2037
1,2,3
1,000,000 996,089
Series 2022-27A-D1R 6.818% (3-Month Term SOFR + 315 basis points), 10/20/2037
1,2,3
1,250,000 1,241,419
Series 2026-47A-A 4.861% (3-Month Term SOFR + 119 basis points), 4/15/2039
1,2,3
2,500,000 2,497,677
Series 2026-49A-D1 0.00%, 4/18/2039
1,2,5,6
1,000,000 1,000,000
BlueMountain CLO Ltd.
Series 2015-3A-A2R 5.429% (3-Month Term SOFR + 176.2 basis points), 4/20/2031
1,2,3
2,000,000 2,003,868
Series 2020-29A-D2R 8.180% (3-Month Term SOFR + 451.2 basis points), 7/25/2034
1,2,3
1,750,000 1,725,213
Bryant Park Funding Ltd.
Series 2021-17RA-ER 10.598% (3-Month Term SOFR + 693 basis points), 1/20/2038
1,2,3
1,000,000 955,381
Series 2024-23A-E 10.383% (3-Month Term SOFR + 673 basis points), 5/15/2037
1,2,3
1,000,000 958,619
Carlyle US CLO Ltd.
Series 2018-4A-D2R 8.368% (3-Month Term SOFR + 470 basis points), 10/17/2037
1,2,3
1,000,000 984,769
Series 2022-1A-DR 6.922% (3-Month Term SOFR + 325 basis points), 4/15/2035
1,2,3
1,000,000 994,538
Series 2026-2A-D 0.00%, 4/20/2039
1,2,5,6
1,000,000 1,000,000
Series 2026-2A-E 0.00%, 4/20/2039
1,2,5,6
1,000,000 1,000,001
CarVal CLO Ltd.
Series 2019-1A-AR2 4.688% (3-Month Term SOFR + 102 basis points), 4/20/2032
1,2,3
1,675,007 1,674,167
CBAMR Ltd.
Series 2017-4A-BR 5.472% (3-Month Term SOFR + 180 basis points), 3/31/2038
1,2,3
1,000,000 1,002,454
Cedar Funding CLO Ltd.
Series 2014-4A-DR3 6.971% (3-Month Term SOFR + 330 basis points), 1/23/2038
1,2,3
625,000 613,294
Series 2024-19A-A1 5.001% (3-Month Term SOFR + 133 basis points), 1/23/2038
1,2,3
1,000,000 1,000,749
CIFC Funding Ltd.
Series 2019-1A-A1R2 5.028% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
3,900,000 3,902,991
Series 2020-2A-D2R2 7.570% (3-Month Term SOFR + 390 basis points), 4/16/2039
1,2,3
1,375,000 1,358,773
CreekSource Dunes Creek CLO Ltd.
Series 2024-1A-D 6.772% (3-Month Term SOFR + 310 basis points), 1/15/2038
1,2,3
1,250,000 1,252,389
CVC Cordatus Loan Fund DAC
Series 36X-B 4.063% (3-Month EURIBOR + 200 basis points), 10/20/2038
1,3
1,750,000 2,024,092
Dartry Park CLO DAC
Series 1X-CRR 5.388% (3-Month EURIBOR + 335 basis points), 1/28/2034
1,3
2,250,000 2,599,312
Dryden CLO Ltd.
Series 2019-75A-AR3 4.712% (3-Month Term SOFR + 104 basis points), 4/14/2034
1,2,3
5,000,000 5,001,847
Series 2019-80A-BRR 5.168% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,3
2,000,000 2,003,713
Series 2020-86A-DR 7.129% (3-Month Term SOFR + 346.2 basis points), 7/17/2034
1,2,3
1,000,000 978,500
Series 2026-114A-D1 0.00%, 4/20/2039
1,2,6
1,500,000 1,500,000
Dryden Euro CLO DAC
Series 2021-103X-B2R 5.150% , 1/19/2038
1
2,000,000 2,310,069
Series 2024-124X-B2 5.100% , 12/20/2037
1
2,500,000 2,886,117

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
6
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Dryden Senior Loan Fund
Series 2015-41A-DR 6.534% (3-Month Term SOFR + 286.2 basis points), 4/15/2031
1,2,3
1,000,000 $ 1,002,607
Series 2017-49A-DR 7.329% (3-Month Term SOFR + 366.2 basis points), 7/18/2030
1,2,3
1,500,000 1,503,889
Eaton Vance CLO Ltd.
Series 2013-1A-D1R4 6.672% (3-Month Term SOFR + 300 basis points), 10/15/2038
1,2,3
1,000,000 995,481
Series 2015-1A-DR 6.429% (3-Month Term SOFR + 276.2 basis points), 1/20/2030
1,2,3
1,500,000 1,503,911
Series 2020-2A-ER2 10.172% (3-Month Term SOFR + 650 basis points), 10/15/2037
1,2,3
1,000,000 916,907
Elevation CLO Ltd.
Series 2018-10A-AR 4.588% (3-Month Term SOFR + 92 basis points), 10/20/2031
1,2,3
2,516 2,516
Elmwood CLO Ltd.
Series 2019-3A-A1RR 5.048% (3-Month Term SOFR + 138 basis points), 7/18/2037
1,2,3
1,750,000 1,751,378
Series 2020-3A-ARR 5.048% (3-Month Term SOFR + 138 basis points), 7/18/2037
1,2,3
5,000,000 5,005,005
Series 2020-4A-D1RR 6.768% (3-Month Term SOFR + 310 basis points), 10/17/2037
1,2,3
1,240,000 1,227,699
Series 2021-2A-D1R 6.318% (3-Month Term SOFR + 265 basis points), 4/20/2038
1,2,3
1,000,000 985,586
Series 2021-3A-DR2 6.718% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,3
1,500,000 1,493,118
Series 2022-1A-BR 5.368% (3-Month Term SOFR + 170 basis points), 10/20/2038
1,2,3
2,000,000 2,001,195
Series 2022-6A-D1R2 6.368% (3-Month Term SOFR + 270 basis points), 10/17/2038
1,2,3
1,500,000 1,478,016
Empower CLO Ltd.
Series 2022-1A-A1R 5.058% (3-Month Term SOFR + 139 basis points), 10/20/2037
1,2,3
2,000,000 2,001,542
Series 2023-2A-AR 4.992% (3-Month Term SOFR + 132 basis points), 10/15/2038
1,2,3
2,000,000 2,003,920
Series 2023-3A-AR 4.905% (3-Month Term SOFR + 124 basis points), 1/20/2039
1,2,3
3,000,000 2,998,818
Series 2023-3A-D1R 6.515% (3-Month Term SOFR + 285 basis points), 1/20/2039
1,2,3
2,000,000 1,976,325
Series 2023-3A-ER 9.315% (3-Month Term SOFR + 565 basis points), 1/20/2039
1,2,3
1,000,000 964,149
Series 2025-1A-A 4.978% (3-Month Term SOFR + 131 basis points), 7/20/2038
1,2,3
2,750,000 2,746,621
Series 2025-1A-D1 6.618% (3-Month Term SOFR + 295 basis points), 7/20/2038
1,2,3
1,000,000 998,532
Flatiron CLO Ltd.
Series 2020-1A-ER2 8.906% (3-Month Term SOFR + 525 basis points), 11/20/2038
1,2,3
1,500,000 1,437,537
Galaxy CLO Ltd.
Series 2023-32A-ER 9.523% (3-Month Term SOFR + 585 basis points), 1/20/2039
1,2,3
1,000,000 956,502
Golub Capital CLO Ltd.
Series 2026-88A-D1 0.00%, 4/17/2039
1,2,5,6
2,000,000 2,000,000
Golub Capital Partners CLO Ltd.
Series 2024-74A-A 5.168% (3-Month Term SOFR + 150 basis points), 7/25/2037
1,2,3
2,000,000 2,005,307
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 6.672% (3-Month Term SOFR + 300 basis points), 10/15/2030
1,2,3
1,000,000 1,000,164
Invesco US CLO Ltd.
Series 2023-1A-AR2 4.781% (3-Month Term SOFR + 111 basis points), 4/22/2037
1,2,3
2,000,000 1,996,684
Series 2026-1A-D1A 0.00%, 4/15/2039
1,2,5,6
1,500,000 1,500,000
KKR CLO Ltd.
Series 18-A1R2 4.718% (3-Month Term SOFR + 105 basis points), 10/18/2035
1,2,3
1,165,152 1,164,474
Series 40A-AR 4.968% (3-Month Term SOFR + 130 basis points), 10/20/2034
1,2,3
3,000,000 3,003,403
KKR Financial CLO Ltd.
Series 2013-1A-D1R3 7.085% (3-Month Term SOFR + 325 basis points), 10/15/2038
1,2,3
1,000,000 998,480
Menlo CLO Ltd.
Series 2024-1A-D1 6.918% (3-Month Term SOFR + 325 basis points), 1/20/2038
1,2,3
1,500,000 1,502,887
Series 2025-3A-A 5.194% (3-Month Term SOFR + 130 basis points), 10/16/2038
1,2,3
3,500,000 3,494,991
Mountain View CLO Ltd.
Series 2019-1A-DR 7.874% (3-Month Term SOFR + 420.2 basis points), 10/15/2034
1,2,3
1,500,000 1,490,830

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
7
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Neuberger Berman CLO Ltd.
Series 2016-22A-ER2 10.498% (3-Month Term SOFR + 683 basis points), 4/15/2038
1,2,3
1,000,000 $ 1,000,000
Series 2017-16SA-D1R2 6.372% (3-Month Term SOFR + 270 basis points), 4/15/2039
1,2,3
1,000,000 986,219
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-28A-D1R 6.868% (3-Month Term SOFR + 320 basis points), 10/20/2038
1,2,3
1,000,000 996,103
Series 2019-33A-AR2 4.891% (3-Month Term SOFR + 122 basis points), 4/16/2039
1,2,3
1,000,000 998,250
New Mountain CLO Ltd.
Series CLO-4A-BR 5.718% (3-Month Term SOFR + 205 basis points), 3/20/2038
1,2,3
1,000,000 1,003,537
Series CLO-6A-D1 6.768% (3-Month Term SOFR + 310 basis points), 10/15/2037
1,2,3
1,750,000 1,748,347
Series CLO-9A-D1 6.509% (3-Month Term SOFR + 280 basis points), 4/22/2039
1,2,3
2,000,000 1,987,008
Series CLO-9A-E 9.009% (3-Month Term SOFR + 530 basis points), 4/22/2039
1,2,3
1,000,000 967,998
Oaktree CLO Ltd.
Series 2019-3A-A1R2 5.264% (3-Month Term SOFR + 138 basis points), 1/20/2038
1,2,3
2,000,000 2,002,834
OCP CLO Ltd.
Series 2017-13A-AR2 5.010% (3-Month Term SOFR + 134 basis points), 11/26/2037
1,2,3
3,500,000 3,499,827
Series 2017-14A-A1R 5.038% (3-Month Term SOFR + 137 basis points), 7/20/2037
1,2,3
3,000,000 3,002,354
Series 2020-18A-ER2 9.918% (3-Month Term SOFR + 625 basis points), 7/20/2037
1,2,3
1,000,000 969,579
Series 2022-25A-A1R 5.088% (3-Month Term SOFR + 142 basis points), 7/20/2037
1,2,3
4,000,000 4,005,532
Series 2024-32A-D2 9.050% , 4/23/2037
1,2
1,500,000 1,494,927
Series 2024-32A-E 10.431% (3-Month Term SOFR + 676 basis points), 4/23/2037
1,2,3
895,000 869,271
OCP Euro CLO DAC
Series 2023-8X-BR 4.028% (3-Month EURIBOR + 190 basis points), 1/20/2040
1,3
3,000,000 3,460,932
Series 2023-8X-DR 5.428% (3-Month EURIBOR + 330 basis points), 1/20/2040
1,3
1,000,000 1,145,047
OCP Euro DAC
Series 2025-12A-B2 4.700% , 1/20/2038
1,2
1,500,000 1,709,591
Octagon Investment Partners Ltd.
Series 2014-1A-DRR 6.681% (3-Month Term SOFR + 301.2 basis points), 1/22/2030
1,2,3
750,000 751,952
Series 2019-1A-D1R 6.681% (3-Month Term SOFR + 285 basis points), 10/15/2038
1,2,3
500,000 497,595
Octagon Ltd.
Series 2021-1A-AR 4.742% (3-Month Term SOFR + 107 basis points), 10/15/2034
1,2,3
5,000,000 5,004,088
Series 2021-1A-D 7.034% (3-Month Term SOFR + 336.2 basis points), 10/15/2034
1,2,3
1,000,000 955,700
Series 2022-1A-D 7.353% (3-Month Term SOFR + 370 basis points), 5/15/2035
1,2,3
1,000,000 968,058
OHA Credit Funding Ltd.
Series 2022-11A-B1R 5.268% (3-Month Term SOFR + 160 basis points), 7/19/2037
1,2,3
1,000,000 1,001,344
OZLM Ltd.
Series 2014-6A-CT 6.568% (3-Month Term SOFR + 290 basis points), 4/17/2031
1,2,3
2,000,000 2,005,215
Penta CLO DAC
Series 2017-3X-CRR 4.026% (3-Month EURIBOR + 200 basis points), 10/17/2038
1,3
1,500,000 1,730,045
Post CLO Ltd.
Series 2018-1A-D1R 7.071% (3-Month Term SOFR + 340 basis points), 10/16/2037
1,2,3
1,000,000 993,230
Series 2021-1A-DR 6.672% (3-Month Term SOFR + 300 basis points), 10/15/2034
1,2,3
1,250,000 1,235,627
Series 2022-1A-AR 4.762% (3-Month Term SOFR + 110 basis points), 4/20/2035
1,2,3
3,500,000 3,500,774
Series 2022-1A-DR 6.762% (3-Month Term SOFR + 310 basis points), 4/20/2035
1,2,3
1,000,000 990,356
Series 2023-1A-A1R 4.968% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,3
4,500,000 4,494,149
Series 2023-1A-BR 5.368% (3-Month Term SOFR + 170 basis points), 10/20/2038
1,2,3
1,500,000 1,500,915
Series 2023-1A-D1R 6.518% (3-Month Term SOFR + 285 basis points), 10/20/2038
1,2,3
2,000,000 1,990,253
Series 2023-1A-D2R 7.618% (3-Month Term SOFR + 395 basis points), 10/20/2038
1,2,3
200,000 197,787
Series 2024-1A-A1 5.268% (3-Month Term SOFR + 160 basis points), 4/20/2037
1,2,3
5,000,000 5,014,954
Series 2024-2A-E 10.168% (3-Month Term SOFR + 650 basis points), 1/20/2038
1,2,3
1,000,000 971,942

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
8
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2025-1A-D2 7.610% (3-Month Term SOFR + 390 basis points), 1/20/2039
1,2,3
1,000,000 $ 994,543
Series 2025-1A-E 9.110% (3-Month Term SOFR + 540 basis points), 1/20/2039
1,2,3
1,000,000 987,461
Recette CLO Ltd.
Series 2015-1A-FRR 12.399% (3-Month Term SOFR + 873.2 basis points), 4/20/2034
1,2,3
1,000,000 617,552
Regatta Funding Ltd.
Series 2016-1A-A1R3 4.755% (3-Month Term SOFR + 107 basis points), 6/20/2034
1,2,3
3,000,000 3,002,611
Series 2016-1A-D2R3 7.568% (3-Month Term SOFR + 390 basis points), 10/20/2038
1,2,3
1,000,000 959,669
Series 2016-1A-ER3 10.085% (3-Month Term SOFR + 640 basis points), 6/20/2034
1,2,3
2,000,000 1,828,909
Series 2019-2A-ER2 9.300% (3-Month Term SOFR + 565 basis points), 4/15/2039
1,2,3
1,000,000 948,773
Series 2024-2A-D1 7.668% (3-Month Term SOFR + 400 basis points), 4/25/2037
1,2,3
2,000,000 2,009,213
Romark Ltd.
Series 2018-1A-A1 4.959% (3-Month Term SOFR + 129.2 basis points), 4/20/2031
1,2,3
54,828 54,882
RR Ltd.
Series 2020-8A-DR2 8.672% (3-Month Term SOFR + 500 basis points), 1/15/2039
1,2,3
1,500,000 1,437,351
Shackleton CLO Ltd.
Series 2013-4RA-C 6.783% (3-Month Term SOFR + 313.2 basis points), 4/13/2031
1,2,3
2,250,000 2,255,863
Series 2019-14A-ERR 9.568% (3-Month Term SOFR + 590 basis points), 7/20/2034
1,2,3
1,000,000 927,628
Signal Peak CLO Ltd.
Series 2016-3A-D1R4 0.00%, 4/23/2039
1,2,6
1,500,000 1,500,000
Series 2017-4A-AR2 4.788% (3-Month Term SOFR + 112 basis points), 10/26/2034
1,2,3
2,000,000 2,001,602
Silver Point CLO Ltd.
Series 2025-12A-A1 5.288% (3-Month Term SOFR + 131 basis points), 10/15/2038
1,2,3
2,000,000 1,998,750
Series 2025-9A-A1 5.192% (3-Month Term SOFR + 152 basis points), 3/31/2038
1,2,3
2,000,000 2,005,779
Sixth Street CLO Ltd.
Series 2023-22A-D1R 6.320% (3-Month Term SOFR + 265 basis points), 4/21/2038
1,2,3
1,000,000 985,574
Sound Point CLO Ltd.
Series 2019-3A-DR 7.430% (3-Month Term SOFR + 376.2 basis points), 10/25/2034
1,2,3
1,500,000 1,413,659
Symphony CLO Ltd.
Series 2021-25A-AR 4.718% (3-Month Term SOFR + 105 basis points), 4/19/2034
1,2,3
2,500,000 2,501,392
TCI-Symphony CLO Ltd.
Series 2016-1A-AR2 4.933% (3-Month Term SOFR + 128.2 basis points), 10/13/2032
1,2,3
683,136 683,850
Thayer Park CLO Ltd.
Series 2017-1A-A1RR 4.668% (3-Month Term SOFR + 100 basis points), 4/20/2034
1,2,3
3,750,000 3,748,480
Trestles CLO Ltd.
Series 2017-1A-A1RR 5.128% (3-Month Term SOFR + 146 basis points), 7/25/2037
1,2,3
4,000,000 4,010,620
Series 2018-2A-A1R 5.238% (3-Month Term SOFR + 157 basis points), 7/25/2037
1,2,3
3,000,000 3,007,940
Series 2023-6A-A1R 4.848% (3-Month Term SOFR + 118 basis points), 4/25/2038
1,2,3
2,000,000 1,996,680
Trinitas CLO Ltd.
Series 2019-10A-AR2 4.812% (3-Month Term SOFR + 114 basis points), 1/15/2035
1,2,3
2,000,000 1,998,000
Series 2021-15A-A1R 4.789% (3-Month Term SOFR + 112 basis points), 4/22/2034
1,2,3
3,000,000 3,002,674
Series 2021-15A-B1R 5.319% (3-Month Term SOFR + 165 basis points), 4/22/2034
1,2,3
1,000,000 1,001,053
Series 2022-21A-C1R 5.618% (3-Month Term SOFR + 195 basis points), 4/20/2038
1,2,3
1,250,000 1,252,298
Series 2024-29A-A1 5.161% (3-Month Term SOFR + 149 basis points), 7/23/2037
1,2,3
3,000,000 3,007,919
Venture CLO Ltd.
Series 2019-38A-ARR 4.667% (3-Month Term SOFR + 100 basis points), 7/30/2032
1,2,3
936,238 937,353
Verdelite Static CLO Ltd.
Series 2024-1A-D 6.518% (3-Month Term SOFR + 285 basis points), 7/20/2032
1,2,3
1,250,000 1,254,218
Voya CLO Ltd.
Series 2013-1A-CR 6.884% (3-Month Term SOFR + 321.2 basis points), 10/15/2030
1,2,3
1,000,000 1,002,603

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
9
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2013-2A-CR 6.680% (3-Month Term SOFR + 301.2 basis points), 4/25/2031
1,2,3
2,000,000 $ 2,005,203
Series 2015-3A-A1R4 4.628% (3-Month Term SOFR + 96 basis points), 10/20/2031
1,2,3
777,698 778,488
Series 2017-1A-C 7.259% (3-Month Term SOFR + 359.2 basis points), 4/17/2030
1,2,3
1,250,000 1,253,248
Series 2020-3A-ARR 4.920% (3-Month Term SOFR + 125 basis points), 1/20/2038
1,2,3
1,500,000 1,499,053
Series 2021-3A-A1R 4.922% (3-Month Term SOFR + 125 basis points), 4/15/2038
1,2,3
3,000,000 2,997,954
Voya Euro CLO DAC
Series 1A-B2R 5.150% , 10/15/2037
1,2
2,000,000 2,315,060
Series 9X-B1 3.872% (3-Month EURIBOR + 195 basis points), 10/15/2038
1,3
1,875,000 2,163,722
Whitebox CLO Ltd.
Series 2020-2A-A1R2 5.048% (3-Month Term SOFR + 138 basis points), 10/24/2037
1,2,3
1,000,000 1,000,768
Series 2023-4A-D1R 7.568% (3-Month Term SOFR + 390 basis points), 4/20/2036
1,2,3
1,000,000 999,930
Series 2025-5A-B 5.368% (3-Month Term SOFR + 170 basis points), 7/20/2038
1,2,3
1,000,000 1,000,650
Wind River CLO Ltd.
Series 2021-4A-AR 4.900% (3-Month Term SOFR + 123 basis points), 1/20/2035
1,2,3
4,000,000 4,001,209
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $292,393,320) 291,465,642
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FNMA
Series 2004-T5-AB4
, 5.063% , 5/28/2035
1,6
554,617 547,058
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $536,762) 547,058
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
BBCMS Mortgage Trust
Series 2019-BWAY-D
, 2.714% (1-Month Term SOFR + 227.4 basis points), 11/15/2034
2,3
2,000,000 26,355
BPR Trust
Series 2021-WILL-B
, 6.787% (1-Month Term SOFR + 311.4 basis points), 6/15/2038
2,3
1,000,000 997,958
BX Trust
Series 2022-CLS-A
, 5.760% , 10/13/2027
2
2,000,000 2,008,430
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
1,2
4,354,601 3,817,977
NYO Commercial Mortgage Trust
Series 2021-1290-A
, 4.882% (1-Month Term SOFR + 120.9 basis points), 11/15/2038
2,3
2,880,000 2,875,585
Worldwide Plaza Trust
Series 2017-WWP-F
, 3.596% , 11/10/2036
2,6
1,575,000 7,977
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $13,314,574) 9,734,282

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
10
Principal
Amount Value
CONVERTIBLE BONDS —0.1%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
XPLR Infrastructure LP
2.500%, 6/15/2026
2,7
1,245,000 $ 1,237,219
TOTAL CONVERTIBLE BONDS
(Cost $1,232,219) 1,237,219
CORPORATE BONDS —29.4%
AEROSPACE & DEFENSE — 0.1%
Spirit AeroSystems, Inc.
4.600%, 6/15/2028
1
1,150,000 1,151,130
AUTOMOBILE COMPONENTS — 0.1%
Cyprium Corp. / Cyprium Holdings Luxembourg SARL
6.125%, 4/15/2031
1,2
1,300,000 1,284,813
AUTOMOBILES — 0.7%
BMW US Capital LLC
3.625%, 4/18/2029
1,2
1,125,000 1,093,248
General Motors Co.
6.800%, 10/1/2027
1
1,950,000 2,006,192
Hyundai Capital America
2.750%, 9/27/2026
1,2
2,446,000 2,427,798
Hyundai Capital America
5.160%(Term SOFR + 150 basis points), 1/8/2027
2,3
525,000 528,629
Hyundai Capital America
4.673%(Term SOFR + 104 basis points), 6/24/2027
2,3
875,000 877,294
6,933,161
BEVERAGES — 0.7%
Constellation Brands, Inc.
2.250%, 8/1/2031
1
1,500,000 1,323,596
Keurig Dr. Pepper, Inc.
4.350%, 5/15/2028
1
2,310,000 2,302,418
Keurig Dr. Pepper, Inc.
3.950%, 4/15/2029
1
1,510,000 1,479,639
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 4/30/2029
1,2
1,550,000 1,507,184
6,612,837
BIOTECHNOLOGY — 0.3%
Amgen, Inc.
2.200%, 2/21/2027
1
2,750,000 2,700,478
BROADLINE RETAIL — 0.3%
eBay, Inc.
4.250%, 3/6/2029

1,425,000 1,417,773

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
11
Principal
Amount Value
CORPORATE BONDS (Continued)
BROADLINE RETAIL (Continued)
Match Group Holdings II LLC
4.625%, 6/1/2028
1,2
1,664,000 $ 1,627,834
3,045,607
BUILDING PRODUCTS — 0.4%
Builders FirstSource, Inc.
5.000%, 3/1/2030
1,2
700,000 682,245
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/2028
1,2
1,935,000 1,921,617
Standard Building Solutions, Inc.
6.500%, 8/15/2032
1,2
500,000 500,701
Standard Industries, Inc.
4.375%, 7/15/2030
1,2
475,000 448,008
3,552,571
CAPITAL MARKETS — 0.2%
Intercontinental Exchange, Inc.
4.000%, 9/15/2027
1
1,500,000 1,493,861
CHEMICALS — 0.9%
Axalta Coating Systems LLC
3.375%, 2/15/2029
1,2
2,534,000 2,399,435
HB Fuller Co.
4.250%, 10/15/2028
1
1,645,000 1,589,796
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
4,775,000 4,725,481
8,714,712
COMMERCIAL SERVICES & SUPPLIES — 1.0%
GFL Environmental, Inc.
4.000%, 8/1/2028
1,2
1,500,000 1,459,262
Veralto Corp.
5.500%, 9/18/2026
1
3,514,000 3,529,008
Waste Management, Inc.
4.875%, 2/15/2029
1
4,296,000 4,370,172
9,358,442
CONSTRUCTION & ENGINEERING — 0.4%
MasTec, Inc.
4.500%, 8/15/2028
1,2
3,745,000 3,705,516
CONSUMER FINANCE — 1.1%
American Honda Finance Corp.
4.193%(Term SOFR + 55 basis points), 5/21/2026
3
1,000,000 1,000,000
Caterpillar Financial Services Corp.
4.041%(Term SOFR + 38 basis points), 1/7/2027
3
1,525,000 1,524,702
Caterpillar Financial Services Corp.
4.186%(Term SOFR + 52 basis points), 5/14/2027

1,475,000 1,477,065

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
12
Principal
Amount Value
CORPORATE BONDS (Continued)
CONSUMER FINANCE (Continued)
General Motors Financial Co., Inc.
4.682%(Term SOFR + 104 basis points), 2/26/2027
3
2,019,000 $ 2,018,724
Toyota Motor Credit Corp.
4.109%(SOFR Index + 45 basis points), 4/10/2026
3
1,450,000 1,450,072
Toyota Motor Credit Corp.
4.555%(SOFR Index + 89 basis points), 5/18/2026
3
930,000 930,613
Toyota Motor Credit Corp.
4.418%(Term SOFR + 77 basis points), 8/7/2026
3
1,650,000 1,652,050
10,053,226
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
2,300,000 2,170,472
CONTAINERS & PACKAGING — 0.6%
Graphic Packaging International LLC
3.750%, 2/1/2030
1,2
2,225,000 2,043,920
Silgan Holdings, Inc.
4.250%, 2/15/2031
1,8
2,825,000 3,171,981
5,215,901
DISTRIBUTORS — 0.2%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
1,490,000 1,463,072
DIVERSIFIED REITS — 0.7%
Digital Realty Trust LP
3.700%, 8/15/2027
1
3,505,000 3,469,500
Simon Property Group LP
3.250%, 11/30/2026
1
3,200,000 3,186,292
6,655,792
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.
1.650%, 2/1/2028
1
4,125,000 3,932,089
Verizon Communications, Inc.
4.329%, 9/21/2028
1
2,860,000 2,861,337
Verizon Communications, Inc.
4.016%, 12/3/2029
1
1,675,000 1,652,437
8,445,863
ELECTRIC UTILITIES — 1.7%
AEP Transmission Co. LLC
3.100%, 12/1/2026
1
1,150,000 1,141,432
Duke Energy Corp.
3.150%, 8/15/2027
1
3,415,000 3,364,925
Eversource Energy
5.450%, 3/1/2028
1
2,200,000 2,236,422

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
13
Principal
Amount Value
CORPORATE BONDS (Continued)
ELECTRIC UTILITIES (Continued)
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/2027
1
3,500,000 $ 3,470,345
NRG Energy, Inc.
5.750%, 7/15/2029
1,2
1,100,000 1,098,889
NRG Energy, Inc.
4.734%, 10/15/2030
1,2
1,095,000 1,085,448
Southern Co. (The)
5.113%, 8/1/2027 2,025,000 2,043,221
Vistra Operations Co. LLC
4.300%, 7/15/2029
1,2
754,000 741,376
XPLR Infrastructure Operating Partners LP
8.375%, 1/15/2031
1,2
775,000 816,266
15,998,324
ELECTRICAL EQUIPMENT — 0.2%
Vertiv Group Corp.
4.125%, 11/15/2028
1,2
1,975,000 1,946,287
ENTERTAINMENT — 0.3%
Netflix, Inc.
4.875%, 4/15/2028
1
2,464,000 2,496,732
FINANCIAL SERVICES — 0.9%
Block, Inc.
6.000%, 8/15/2033
1,2
1,336,000 1,315,310
Mastercard, Inc.
4.076%(SOFR Index + 44 basis points), 3/15/2028
1,3
1,920,000 1,918,336
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 8/15/2032
1,2
1,054,000 1,037,705
Siemens Financieringsmaatschappij NV
3.400%, 3/16/2027
1,2
3,950,000 3,928,660
8,200,011
FOOD PRODUCTS — 1.9%
Campbell's Co. (The)
2.375%, 4/24/2030
1
900,000 808,640
Flowers Foods, Inc.
2.400%, 3/15/2031
1
2,060,000 1,743,123
General Mills, Inc.
4.200%, 4/17/2028
1
3,250,000 3,234,049
Hormel Foods Corp.
1.800%, 6/11/2030
1
1,190,000 1,069,805
J. M. Smucker Co. (The)
2.375%, 3/15/2030
1
1,900,000 1,752,822
Mars, Inc.
4.600%, 3/1/2028
1,2
5,130,000 5,162,969
Mondelez International Holdings Netherlands BV
1.250%, 9/24/2026
1,2
1,720,000 1,696,396

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
14
Principal
Amount Value
CORPORATE BONDS (Continued)
FOOD PRODUCTS (Continued)
Mondelez International, Inc.
2.625%, 3/17/2027
1
2,500,000 $ 2,462,992
17,930,796
GROUND TRANSPORTATION — 0.6%
Ashtead Capital, Inc.
4.375%, 8/15/2027
1,2
2,000,000 1,989,656
CSX Corp.
3.800%, 3/1/2028
1
3,188,000 3,160,635
5,150,291
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Avantor Funding, Inc.
3.875%, 11/1/2029
1,2
700,000 657,250
Baxter International, Inc.
1.730%, 4/1/2031
1
2,500,000 2,094,663
Becton Dickinson & Co.
3.700%, 6/6/2027
1
1,725,000 1,711,285
GE HealthCare Technologies, Inc.
5.650%, 11/15/2027
1
4,085,000 4,167,446
Medline Borrower LP
3.875%, 4/1/2029
1,2
2,000,000 1,935,844
Stryker Corp.
4.850%, 12/8/2028
1
1,822,000 1,849,745
Zimmer Biomet Holdings, Inc.
5.350%, 12/1/2028
1
1,700,000 1,739,292
14,155,525
HEALTH CARE PROVIDERS & SERVICES — 1.4%
CVS Health Corp.
4.300%, 3/25/2028
1
1,500,000 1,494,997
Elevance Health, Inc.
3.650%, 12/1/2027
1
1,950,000 1,928,336
HCA, Inc.
4.500%, 2/15/2027
1
928,000 928,102
HCA, Inc.
4.125%, 6/15/2029
1
1,225,000 1,208,341
Icon Investments Six DAC
5.809%, 5/8/2027
1
3,200,000 3,217,089
McKesson Corp.
1.300%, 8/15/2026
1
2,915,000 2,885,693
Universal Health Services, Inc.
2.650%, 10/15/2030
1
1,100,000 990,820
12,653,378
HEALTH CARE TECHNOLOGY — 0.1%
IQVIA, Inc.
2.250%, 3/15/2029
1,8
1,000,000 1,097,115

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
15
Principal
Amount Value
CORPORATE BONDS (Continued)
HOTELS, RESTAURANTS & LEISURE — 0.9%
1011778 BC ULC / New Red Finance, Inc.
5.625%, 9/15/2029
1,2
1,000,000 $ 1,003,428
Brightstar Lottery plc
5.250%, 1/15/2029
1,2
2,050,000 2,034,684
Starbucks Corp.
4.850%, 2/8/2027
1
615,000 618,053
Starbucks Corp.
4.000%, 11/15/2028
1
2,925,000 2,901,903
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/2028
1,2
1,550,000 1,515,040
8,073,108
HOUSEHOLD PRODUCTS — 0.3%
Clorox Co. (The)
4.400%, 5/1/2029
1
3,150,000 3,147,280
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Atlantica Sustainable Infrastructure Ltd.
4.125%, 6/15/2028
1,2
1,277,000 1,241,170
Clearway Energy Operating LLC
4.750%, 3/15/2028
1,2
935,000 923,024
Constellation Energy Generation LLC
3.900%, 1/8/2028 1,675,000 1,662,325
3,826,519
IT SERVICES — 0.4%
Everforth, Inc.
4.625%, 5/15/2028
1,2
850,000 823,640
Gartner, Inc.
4.500%, 7/1/2028
1,2
1,450,000 1,426,035
Gartner, Inc.
3.625%, 6/15/2029
1,2
574,000 540,168
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 3/1/2029
1,2
1,000,000 931,452
3,721,295
MACHINERY — 0.4%
Mueller Water Products, Inc.
4.000%, 6/15/2029
1,2
1,061,000 1,022,923
Parker-Hannifin Corp.
4.250%, 9/15/2027
1
2,050,000 2,051,653
Stanley Black & Decker, Inc.
2.300%, 3/15/2030
1
700,000 639,361
3,713,937
MEDIA — 0.4%
Fox Corp.
4.709%, 1/25/2029
1
3,850,000 3,860,530

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
16
Principal
Amount Value
CORPORATE BONDS (Continued)
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Starwood Property Trust, Inc.
5.250%, 10/15/2028
1,2
1,500,000 $ 1,483,867
MULTI-UTILITIES — 1.0%
CenterPoint Energy, Inc.
1.450%, 6/1/2026
1
3,000,000 2,985,468
Dominion Energy, Inc.
3.375%, 4/1/2030
1
1,350,000 1,289,408
DTE Energy Co.
4.950%, 7/1/2027
1
3,105,000 3,125,855
Public Service Enterprise Group, Inc.
5.200%, 4/1/2029
1
1,625,000 1,657,022
9,057,753
OIL, GAS & CONSUMABLE FUELS — 1.4%
Cheniere Energy, Inc.
4.625%, 10/15/2028
1
1,390,000 1,386,770
Enbridge, Inc.
3.700%, 7/15/2027
1
2,700,000 2,675,029
Energy Transfer LP
4.950%, 6/15/2028
1
1,775,000 1,793,563
Enterprise Products Operating LLC
4.300%, 6/20/2028
1
2,150,000 2,153,282
Kinetik Holdings LP
5.875%, 6/15/2030
1,2
1,500,000 1,506,396
Northriver Midstream Finance LP
6.750%, 7/15/2032
1,2
925,000 928,373
TerraForm Power Operating LLC
4.750%, 1/15/2030
1,2
2,450,000 2,347,833
12,791,246
PERSONAL CARE PRODUCTS — 0.3%
Haleon US Capital LLC
3.375%, 3/24/2027
1
2,975,000 2,946,968
PHARMACEUTICALS — 1.6%
Eli Lilly & Co.
4.200%, 8/14/2029
1
1,850,000 1,852,133
Merck & Co., Inc.
4.206%(Term SOFR + 57 basis points), 3/15/2029
3
4,100,000 4,110,175
Novartis Capital Corp.
4.100%, 11/5/2030
1
2,294,000 2,269,156
Roche Holdings, Inc.
1.930%, 12/13/2028
1,2
2,825,000 2,672,408
Zoetis, Inc.
4.150%, 8/17/2028
1
2,214,000 2,207,507

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
17
Principal
Amount Value
CORPORATE BONDS (Continued)
PHARMACEUTICALS (Continued)
Zoetis, Inc.
3.900%, 8/20/2028
1
1,385,000 $ 1,373,437
14,484,816
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Applied Materials, Inc.
4.800%, 6/15/2029
1
2,175,000 2,215,970
Entegris, Inc.
4.750%, 4/15/2029
1,2
3,765,000 3,724,324
Intel Corp.
2.600%, 5/19/2026
1
4,100,000 4,089,818
Kioxia Holdings Corp.
6.250%, 7/24/2030
1,2
2,291,000 2,330,013
ON Semiconductor Corp.
3.875%, 9/1/2028
1,2
628,000 606,352
12,966,477
SOFTWARE — 1.1%
AppLovin Corp.
5.125%, 12/1/2029
1
1,551,000 1,560,356
Atlassian Corp.
5.250%, 5/15/2029
1
1,750,000 1,760,930
Crowdstrike Holdings, Inc.
3.000%, 2/15/2029
1
750,000 713,915
Fair Isaac Corp.
6.250%, 9/15/2034
1,2
1,540,000 1,515,957
Oracle Corp.
4.411%(Term SOFR + 76 basis points), 8/3/2028
1,3
1,825,000 1,798,577
VMware LLC
2.200%, 8/15/2031
1
600,000 526,849
Workday, Inc.
3.800%, 4/1/2032
1
2,300,000 2,135,946
10,012,530
SPECIALIZED REITS — 0.9%
American Tower Corp.
3.375%, 10/15/2026
1
2,235,000 2,222,339
Crown Castle, Inc.
5.000%, 1/11/2028
1
4,750,000 4,785,695
Iron Mountain, Inc.
5.000%, 7/15/2028
1,2
500,000 494,953
SBA Communications Corp.
3.125%, 2/1/2029
1
1,335,000 1,265,815
8,768,802
SPECIALTY RETAIL — 0.5%
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
4,605,000 4,551,250

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
18
Principal
Amount Value
CORPORATE BONDS (Continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Dell International LLC / EMC Corp.
5.300%, 10/1/2029
1
1,350,000 $ 1,378,057
Hewlett Packard Enterprise Co.
4.400%, 9/25/2027
1
2,553,000 2,550,061
3,928,118
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Eutelsat SA
1.500%, 10/13/2028
1,8
1,400,000 1,538,841
NJJ Continental SA
4.500%, 1/30/2030
1,8
750,000 865,983
NJJ Continental SA
3.875%, 10/15/2030
1,8
1,525,000 1,697,934
4,102,758
TOTAL CORPORATE BONDS
(Cost $274,425,426) 273,623,167
EXCHANGE TRADED FUNDS —0.8%
Palmer Square CLO Senior Debt ETF
9
26,224 536,019
Palmer Square Credit Opportunities ETF
9
14,874 305,214
Palmer Square EUR CLO Senior Debt Index UCITS ETF
*,8,9
114,579 6,722,723
7,563,956
TOTAL EXCHANGE TRADED FUNDS
(Cost $7,479,928) 7,563,956
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.5%
Bear Stearns ARM Trust
Series 2004-3-1A3
, 4.819% , 7/25/2034
1,6
38,491 35,989
BRAVO Residential Funding Trust
Series 2026-NQM3-A1
, 4.985% , 11/25/2065
1,2,6
3,945,000 3,926,657
COLT Mortgage Loan Trust
Series 2021-4-A1
, 1.397% , 10/25/2066
1,2,6
4,199,030 3,587,748
Series 2022-1-A1
, 2.284% , 12/27/2066
1,2,6
3,937,146 3,622,106
EFMT
Series 2026-NQM4-A1
, 5.466% , 4/25/2071
1,2,6
4,075,000 4,091,068
Ellington Financial Mortgage Trust
Series 2021-2-A1
, 0.931% , 6/25/2066
1,2,6
3,531,390 3,014,106
Series 2021-3-A1
, 1.241% , 9/25/2066
1,2,6
3,632,171 3,038,965
Flagstar Mortgage Trust
Series 2021-2-A6
, 2.500% , 4/25/2051
1,2,6
2,698,377 2,426,594
GS Mortgage-Backed Securities Trust
Series 2025-PJ11-A27
, 5.012% (30-Day Term SOFR Average + 135 basis points, 7.00% Cap),
5/25/2056
1,2,3
1,752,684 1,758,965
Mellon Residential Funding Corp.
Series 1999-TBC3-A2
, 4.387% , 10/20/2029
1,6
12,777 12,474
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM3-A1
, 5.209% , 3/25/2071
1,2,6
3,140,000 3,138,798

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
19
Principal
Amount Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
OBX Trust
Series 2020-INV1-A11
, 4.693% (1-Month Term SOFR + 101.4 basis points, 6.00% Cap),
12/25/2049
1,2,3
984,984 $ 964,714
Series 2026-J1-AF
, 5.012% (30-Day Term SOFR Average + 135 basis points, 6.00% Cap),
2/25/2056
1,2,3
3,954,289 3,945,990
PMT Loan Trust
Series 2026-INV4-A2
, 1.000% , 3/25/2057
1,2,6
1,415,000 1,416,019
Series 2026-INV4-A38
, 5.258% (30-Day Term SOFR Average + 160 basis points, 6.00% Cap),
3/25/2057
1,2,3
3,260,000 3,252,336
Series 2026-J2-A24
, 5.012% (30-Day Term SOFR Average + 135 basis points, 6.00% Cap),
3/25/2057
1,2,3
6,080,000 6,064,352
Sequoia Mortgage Trust
Series 2021-4-A4
, 2.500% , 6/25/2051
1,2,6
2,664,747 2,399,228
Series 2025-12-A26F
, 5.212% (30-Day Term SOFR Average + 155 basis points, 6.50% Cap),
12/25/2055
1,2,3
2,877,506 2,896,874
Verus Securitization Trust
Series 2021-5-A1
, 1.013% , 9/25/2066
1,2,6
1,222,901 1,054,611
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $51,996,032) 50,647,594
U.S. GOVERNMENT AND AGENCY SECURITIES —4.5%
United States Treasury Notes — 4.5%
U.S. Treasury Notes
3.500%, 1/31/2028 22,950,000 22,820,906
U.S. Treasury Notes
4.000%, 1/31/2029 19,075,000 19,164,042
41,984,948
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $41,471,801) 41,984,948
Number
of Shares
SHORT-TERM INVESTMENTS — 11.1%
Money Market Funds — 1.5%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.55%
10
13,976,094 13,976,094
Principal
Amount
United States Treasury Bills — 9.6%
U.S. Treasury Bills, 3.210%, 4/9/2026
11
10,000,000 9,991,988
U.S. Treasury Bills, 3.570%, 5/21/2026
11
20,000,000 19,899,375
U.S. Treasury Bills, 3.590%, 5/26/2026
11
10,000,000 9,944,439
U.S. Treasury Bills, 3.570%, 6/4/2026
11
20,000,000 19,871,735
U.S. Treasury Bills, 3.570%, 6/11/2026
11
10,000,000 9,929,162

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
20
Principal
Amount Value
SHORT-TERM INVESTMENTS (Continued)
United States Treasury Bills (Continued)
U.S. Treasury Bills, 3.600%, 7/7/2026
11
20,000,000 $ 19,805,798
89,442,497
TOTAL SHORT-TERM INVESTMENTS
(Cost $103,422,540) 103,418,591
TOTAL INVESTMENTS — 98.1%
(Cost $917,575,963) 911,262,511
Other Assets in Excess of Liabilities — 1.9% 17,183,194
TOTAL NET ASSETS — 100.0% $ 928,445,705
SECURITIES SOLD SHORT — (0.6)%
U.S. GOVERNMENT AND AGENCY SECURITIES —(0.6)%
United States Treasury Notes — (0.6)%
U.S. Treasury Notes
4.125%, 7/31/2031 (5,250,000) (5,284,658)
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Proceeds$(5,327,758)) (5,284,658)
TOTAL SECURITIES SOLD SHORT — (0.6)%
(Proceeds$(5,327,758)) $ (5,284,658)
Abbreviations:
EUR Euro
ETF Exchange-Traded Fund
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
UCITS Undertakings for Collective Investment in Transferable Securities
*
Non-income producing security.
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $447,430,469 which represents 48.19% of total net assets of the Fund.
3
Floating rate security.
4
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

Denotes investments purchased on a when-issued or delayed delivery basis.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
21
6
Variable rate security.
7
Convertible security.
8
Foreign security denominated in U.S. Dollars.
9
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
10
The rate is the annualized seven-day yield at period end.
11
The rate shown represents the yield at period end.
SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS
Counterparty/
Reference Entity
Pay/
(a)
Receive
Fixed
Rate
Fixed/Rate
Frequency
Expiration
Date
Notional
Amount
Premium
Paid
(Received)
Unrealized
Appreciation/
(Depreciation) Value
J.P. Morgan
CDX.NA.HY.45 Receive 5.00%/Quarterly 12/20/30 $ 5,000,000 $ 570,556 $ 39,119 $ 609,675
TOTAL CREDIT DEFAULT SWAP CONTRACTS
$ 570,556 $ 39,119 $ 609,675
(a)
If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square
Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.
FUTURES CONTRACTS
Number of Contracts
Long (Short) Description
Expiration
Date
Notional
Value
Value/Unrealized
Appreciation
(Depreciation)
(73) U.S. Treasury 10 Year Notes June 2026 $ (8,106,422) $ 149,198
TOTAL FUTURES CONTRACTS $ (8,106,422) $ 149,198

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
22
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Purchase
Contracts Counterparty
Currency
Exchange
Settlement
Date
Currency
Amount
Purchased
Value At
Settletment
Date
Value At
March 31, 2026
Unrealized
Appreciation
(Depreciation)
Euro JP Morgan EUR per USD 4/14/2026 $ 4,503,865 $ 4,503,865 $ 4,394,806 $ (109,059)
4,503,865 4,394,806 (109,059)
Sale
Contracts Counterparty
Currency
Exchange
Settlement
Date
Currency
Amount
Sold
Value At
Settletment
Date
Value At
March 31, 2026
Unrealized
Appreciation
(Depreciation)
Euro JP Morgan EUR per USD 4/22/2026 (1,500,000) (1,735,514) (1,734,051) (1,463)
Euro JP Morgan EUR per USD 7/23/2026 (4,250,000) (4,936,624) (5,112,657) 176,033
Euro JP Morgan EUR per USD 3/19/2027 (1,875,000) (2,195,225) (2,269,886) 74,661
Euro JP Morgan EUR per USD 4/14/2026 (17,600,000) (20,354,891) (20,577,902) 223,012
Euro JP Morgan EUR per USD 5/6/2026 (5,584,150) (6,465,401) (6,610,958) 145,557
Euro JP Morgan EUR per USD 5/13/2026 (1,500,000) (1,737,249) (1,785,413) 48,163
Euro JP Morgan EUR per USD 6/3/2026 (2,250,000) (2,608,254) (2,642,945) 34,691
Euro JP Morgan EUR per USD 5/27/2026 (2,000,000) (2,317,745) (2,368,490) 50,745
Euro JP Morgan EUR per USD 6/26/2026 (1,500,000) (1,740,543) (1,724,339) (16,204)
(44,091,446) (44,826,641) 735,195
TOTAL FORWARD FOREIGN CURRENCY
EXCHANGE CONTRACTS $ (39,587,581) $ (40,431,835) $ 626,136

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)
23
Principal
Amount Value
ASSET-BACKED SECURITIES — 9.9%
Ally Auto Receivables Trust
Series 2025-1-A2
, 4.030% , 7/17/2028
1
140,000 $ 139,961
Barings Equipment Finance LLC
Series 2025-A-A2
, 4.640% , 10/13/2028
1,2
418,369 420,227
Series 2025-B-A2
, 4.020% , 2/13/2029
1,2
120,000 119,987
Chase Auto Owner Trust
Series 2025-2A-A2
, 3.910% , 12/26/2028
1,2
190,000 189,865
Dell Equipment Finance Trust
Series 2025-1-A2
, 4.680% , 7/22/2027
1,2
262,714 263,190
DLLAA LLC
Series 2023-1A-A3
, 5.640% , 2/22/2028
1,2
356,517 359,672
Ford Credit Auto Lease Trust
Series 2026-A-A3
, 4.000% , 7/15/2029
1
275,000 274,358
Ford Credit Auto Owner Trust
Series 2024-D-A2A
, 4.590% , 10/15/2027
1
15,719 15,736
GM Financial Automobile Leasing Trust
Series 2025-2-A2A
, 4.550% , 7/20/2027
1
52,595 52,679
Series 2025-3-A2A
, 4.190% , 10/20/2027
1
135,433 135,563
GM Financial Consumer Automobile Receivables Trust
Series 2025-2-A2A
, 4.400% , 2/16/2028
1
24,868 24,898
Series 2025-3-A2A
, 4.320% , 6/16/2028
1
87,065 87,229
Honda Auto Receivables Owner Trust
Series 2023-3-A3
, 5.410% , 2/18/2028
1
448,894 451,252
Series 2025-2-A2A
, 4.300% , 1/18/2028
1
70,525 70,585
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A
, 4.580% , 9/15/2027
1,2
80,347 80,520
Series 2025-B-A3
, 4.530% , 4/17/2028
1,2
255,000 256,080
Hyundai Auto Receivables Trust
Series 2025-B-A2A
, 4.450% , 8/15/2028
1
60,306 60,422
John Deere Owner Trust
Series 2022-C-A3
, 5.090% , 6/15/2027
1
18,104 18,121
Series 2024-A-A3
, 4.960% , 11/15/2028
1
212,076 213,382
Series 2025-A-A2A
, 4.230% , 3/15/2028
1
43,833 43,886
Series 2025-B-A2A
, 4.280% , 7/17/2028
1
115,600 115,717
Kubota Credit Owner Trust
Series 2023-2A-A3
, 5.280% , 1/18/2028
1,2
382,172 384,591
Series 2025-2A-A2
, 4.480% , 4/17/2028
1,2
65,000 65,156
MMAF Equipment Finance LLC
Series 2024-A-A3
, 4.950% , 7/14/2031
1,2
270,000 272,743
Porsche Financial Auto Securitization Trust
Series 2024-1A-A3
, 4.440% , 1/22/2030
1,2
235,875 236,375
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3
, 5.470% , 10/20/2028
1,2
212,590 213,552
Toyota Auto Receivables Owner Trust
Series 2025-B-A2A
, 4.460% , 3/15/2028
1
63,769 63,841
Toyota Lease Owner Trust
Series 2024-A-A3
, 5.250% , 4/20/2027
1,2
25,578 25,600

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
24
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
USB Auto Owner Trust
Series 2025-1A-A2
, 4.510% , 6/15/2028
1,2
39,181 $ 39,236
Verizon Master Trust
Series 2023-7-A1A
, 5.670% , 11/20/2029
1
300,000 303,068
Volkswagen Auto Lease Trust
Series 2026-A-A3
, 4.170% , 3/20/2029
1
190,000 189,746
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A
, 4.650% , 11/22/2027
1
47,106 47,190
TOTAL ASSET-BACKED SECURITIES
(Cost $5,234,267) 5,234,428
BANK LOANS
—
1.8%
Hilton Domestic Operating Co., Inc., First Lien, Term Loan, B4
5.429% (1-Month Term SOFR + 175 basis points), 11/8/2030
1,3,4
250,000 250,768
KFC Holding Co., First Lien, 2021 Term Loan, B
5.544% (1-Month Term SOFR + 175 basis points), 3/15/2028
3,4
243,606 244,824
Trans Union LLC, First Lien, 2024 Refinancing Term Loan, B8
5.423% (1-Month Term SOFR + 175 basis points), 6/24/2031
1,3,4
240,602 239,765
Vistra Operations Co. LLC, First Lien, 2018 Incremental Term Loan
5.423% (1-Month Term SOFR + 175 basis points), 12/20/2030
3,4
229,837 230,436
TOTAL BANK LOANS
(Cost $954,992) 965,793
COLLATERALIZED LOAN OBLIGATIONS
—
45.9%
Anchorage Capital CLO Ltd.
Series 2022-24A-A1R 5.102% (3-Month Term SOFR + 143 basis points), 7/15/2037
1,2,4
1,000,000 1,002,652
Apidos CLO Ltd.
Series 2015-23A-ARR 4.722% (3-Month Term SOFR + 105 basis points), 4/15/2033
1,2,4
733,179 733,296
Battalion CLO Ltd.
Series 2015-9A-ARR 4.632% (3-Month Term SOFR + 96 basis points), 7/15/2031
1,2,4
375,752 376,136
CarVal CLO Ltd.
Series 2019-1A-AR2 4.688% (3-Month Term SOFR + 102 basis points), 4/20/2032
1,2,4
1,256,255 1,255,626
Dryden CLO Ltd.
Series 2018-61A-A1R2 4.748% (3-Month Term SOFR + 108 basis points), 1/17/2032
1,2,4
542,488 542,247
Series 2019-72A-ARR 4.753% (3-Month Term SOFR + 110 basis points), 5/15/2032
1,2,4
528,603 528,322
Series 2019-75A-AR3 4.712% (3-Month Term SOFR + 104 basis points), 4/14/2034
1,2,4
1,000,000 1,000,369
Series 2019-80A-BRR 5.168% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,4
1,000,000 1,001,857
Dryden Senior Loan Fund
Series 2016-43A-AR3 4.738% (3-Month Term SOFR + 107 basis points), 4/20/2034
1,2,4
1,000,000 1,000,877
Series 2016-45A-A1RR 4.752% (3-Month Term SOFR + 108 basis points), 10/15/2030
1,2,4
288,120 288,208
Elevation CLO Ltd.
Series 2018-10A-AR 4.588% (3-Month Term SOFR + 92 basis points), 10/20/2031
1,2,4
1,258 1,258
Elmwood CLO Ltd.
Series 2021-3A-AR2 4.968% (3-Month Term SOFR + 130 basis points), 7/20/2038
1,2,4
500,000 500,725
Empower CLO Ltd.
Series 2023-2A-AR 4.992% (3-Month Term SOFR + 132 basis points), 10/15/2038
1,2,4
1,000,000 1,001,960

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
25
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Invesco US CLO Ltd.
Series 2023-1A-AR2 4.781% (3-Month Term SOFR + 111 basis points), 4/22/2037
1,2,4
1,000,000 $ 998,342
LCM LP
Series 18A-BR 5.529% (3-Month Term SOFR + 186.2 basis points), 4/20/2031
1,2,4
20,266 20,316
Madison Park Funding Ltd.
Series 2014-14A-BR4 5.169% (3-Month Term SOFR + 150 basis points), 10/22/2030
1,2,4
1,000,000 1,002,135
Series 2019-35A-A1R2 4.799% (3-Month Term SOFR + 122 basis points), 2/13/2039
1,2,4
1,000,000 998,549
Magnetite Ltd.
Series 2019-23A-AR2 4.637% (3-Month Term SOFR + 99 basis points), 1/25/2035
1,2,4
2,500,000 2,500,743
Series 2019-23A-BR2 4.997% (3-Month Term SOFR + 135 basis points), 1/25/2035
1,2,4
1,000,000 993,583
Octagon Ltd.
Series 2021-1A-AR 4.742% (3-Month Term SOFR + 107 basis points), 10/15/2034
1,2,4
1,500,000 1,501,226
OZLM Ltd.
Series 2014-6A-B1T 5.668% (3-Month Term SOFR + 200 basis points), 4/17/2031
1,2,4
1,000,000 1,001,993
Rad CLO Ltd.
Series 2024-23A-A1 5.268% (3-Month Term SOFR + 160 basis points), 4/20/2037
1,2,4
1,000,000 1,002,990
Rockford Tower CLO Ltd.
Series 2018-1A-A 5.017% (3-Month Term SOFR + 136.2 basis points), 5/20/2031
1,2,4
83,847 83,933
Symphony CLO Ltd.
Series 2019-21A-AR2 4.572% (3-Month Term SOFR + 90 basis points), 7/15/2032
1,2,4
323,663 323,592
Series 2021-25A-AR 4.718% (3-Month Term SOFR + 105 basis points), 4/19/2034
1,2,4
1,000,000 1,000,557
Thayer Park CLO Ltd.
Series 2017-1A-A1RR 4.668% (3-Month Term SOFR + 100 basis points), 4/20/2034
1,2,4
1,000,000 999,595
Trinitas CLO Ltd.
Series 2021-15A-A1R 4.789% (3-Month Term SOFR + 112 basis points), 4/22/2034
1,2,4
1,000,000 1,000,891
Venture CLO Ltd.
Series 2019-38A-ARR 4.667% (3-Month Term SOFR + 100 basis points), 7/30/2032
1,2,4
468,119 468,676
Voya CLO Ltd.
Series 2013-2A-A1R 4.900% (3-Month Term SOFR + 123.2 basis points), 4/25/2031
1,2,4
12,193 12,205
Series 2020-3A-ARR 4.920% (3-Month Term SOFR + 125 basis points), 1/20/2038
1,2,4
1,000,000 999,369
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $24,119,536) 24,142,228
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
1,2
707,682 620,473
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $709,134) 620,473
CORPORATE BONDS —20.4%
AUTOMOBILES — 0.6%
BMW US Capital LLC
2.800%, 4/11/2026
1,2
250,000 249,865
Hyundai Capital America
5.160%(Term SOFR + 150 basis points), 1/8/2027
2,4
50,000 50,346

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
26
Principal
Amount Value
CORPORATE BONDS (Continued)
AUTOMOBILES (Continued)
Hyundai Capital America
4.673%(Term SOFR + 104 basis points), 6/24/2027
2,4
75,000 $ 75,196
375,407
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/2029
1
200,000 202,574
BIOTECHNOLOGY — 0.5%
Amgen, Inc.
2.200%, 2/21/2027
1
250,000 245,498
BROADLINE RETAIL — 0.5%
eBay, Inc.
1.400%, 5/10/2026
1
250,000 249,170
CAPITAL MARKETS — 0.9%
Intercontinental Exchange, Inc.
4.000%, 9/15/2027
1
225,000 224,079
S&P Global, Inc.
2.450%, 3/1/2027
1
250,000 246,086
470,165
CHEMICALS — 0.4%
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
200,000 197,926
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Veralto Corp.
5.500%, 9/18/2026
1
140,000 140,598
CONSUMER FINANCE — 0.8%
John Deere Capital Corp.
4.428%(Term SOFR + 79 basis points), 6/8/2026
4
340,000 340,354
Toyota Motor Credit Corp.
4.555%(SOFR Index + 89 basis points), 5/18/2026
4
90,000 90,059
430,413
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
225,000 212,329
DIVERSIFIED REITS — 0.8%
Digital Realty Trust LP
3.700%, 8/15/2027
1
250,000 247,468
Simon Property Group LP
3.250%, 11/30/2026
1
175,000 174,250
421,718

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
27
Principal
Amount Value
CORPORATE BONDS (Continued)
ELECTRIC UTILITIES — 1.1%
Duke Energy Corp.
2.650%, 9/1/2026
1
150,000 $ 148,969
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/2027
1
225,000 223,093
Southern Co. (The)
5.113%, 8/1/2027 200,000 201,800
573,862
ENTERTAINMENT — 0.4%
TWDC Enterprises 18 Corp.
1.850%, 7/30/2026
1
200,000 198,656
FINANCIAL SERVICES — 1.1%
Fiserv, Inc.
3.200%, 7/1/2026
1
250,000 249,265
Mastercard, Inc.
4.076%(SOFR Index + 44 basis points), 3/15/2028
1,4
95,000 94,918
Siemens Financieringsmaatschappij NV
3.400%, 3/16/2027
1,2
225,000 223,784
567,967
FOOD PRODUCTS — 0.8%
Mars, Inc.
4.600%, 3/1/2028
1,2
225,000 226,446
Mondelez International, Inc.
2.625%, 3/17/2027
1
200,000 197,039
423,485
GROUND TRANSPORTATION — 0.8%
Canadian Pacific Railway Co.
1.750%, 12/2/2026
1
250,000 246,173
CSX Corp.
3.800%, 3/1/2028
1
200,000 198,283
444,456
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
GE HealthCare Technologies, Inc.
5.650%, 11/15/2027
1
225,000 229,541
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Elevance Health, Inc.
3.650%, 12/1/2027
1
200,000 197,778
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.
3.500%, 3/1/2027
1
225,000 223,712
Starbucks Corp.
4.000%, 11/15/2028
1
225,000 223,223
446,935

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
28
Principal
Amount Value
CORPORATE BONDS (Continued)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Constellation Energy Generation LLC
3.900%, 1/8/2028 225,000 $ 223,297
IT SERVICES — 0.3%
International Business Machines Corp.
3.300%, 5/15/2026
1
175,000 174,813
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.
4.953%, 8/10/2026
1
200,000 200,556
MACHINERY — 0.4%
Parker-Hannifin Corp.
4.250%, 9/15/2027
1
225,000 225,181
MEDIA — 0.3%
Fox Corp.
4.709%, 1/25/2029
1
150,000 150,410
OIL, GAS & CONSUMABLE FUELS — 1.4%
Enbridge, Inc.
3.700%, 7/15/2027
1
250,000 247,688
Enterprise Products Operating LLC
4.300%, 6/20/2028
1
25,000 25,038
Enterprise Products Operating LLC
4.150%, 10/16/2028
1
200,000 199,641
Williams Cos., Inc. (The)
3.750%, 6/15/2027
1
250,000 248,172
720,539
PERSONAL CARE PRODUCTS — 0.5%
Haleon US Capital LLC
3.375%, 3/24/2027
1
250,000 247,644
PHARMACEUTICALS — 1.1%
Astrazeneca Finance LLC
1.200%, 5/28/2026
1
150,000 149,320
Merck & Co., Inc.
4.206%(Term SOFR + 57 basis points), 3/15/2029
4
200,000 200,496
Zoetis, Inc.
3.900%, 8/20/2028
1
225,000 223,122
572,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Advanced Micro Devices, Inc.
4.212%, 9/24/2026
1
275,000 275,422

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
29
Principal
Amount Value
CORPORATE BONDS (Continued)
SOFTWARE — 1.3%
Oracle Corp.
2.650%, 7/15/2026
1
250,000 $ 248,662
VMware LLC
1.400%, 8/15/2026
1
250,000 247,398
Workday, Inc.
3.500%, 4/1/2027
1
200,000 198,295
694,355
SPECIALIZED REITS — 0.5%
American Tower Corp.
3.375%, 10/15/2026
1
250,000 248,584
SPECIALTY RETAIL — 0.9%
Home Depot, Inc. (The)
2.800%, 9/14/2027
1
200,000 196,627
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
300,000 296,498
493,125
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Dell International LLC / EMC Corp.
5.250%, 2/1/2028
1
100,000 101,368
Hewlett Packard Enterprise Co.
4.400%, 9/25/2027
1
150,000 149,827
251,195
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile USA, Inc.
3.750%, 4/15/2027
1
225,000 223,650
TOTAL CORPORATE BONDS
(Cost $10,741,384) 10,730,187
EXCHANGE TRADED FUNDS —0.9%
Palmer Square CLO Senior Debt ETF
5
23,308 476,416
TOTAL EXCHANGE TRADED FUNDS
(Cost $473,858) 476,416
Number
of Shares
SHORT-TERM INVESTMENTS — 20.2%
Money Market Funds — 0.3%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.55%

175,696 175,696

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)
30
Principal
Amount Value
SHORT-TERM INVESTMENTS (Continued)
United States Treasury Bills — 19.9%
U.S. Treasury Bills, 3.400%, 4/16/2026
7
1,750,000 $ 1,747,360
U.S. Treasury Bills, 3.470%, 4/23/2026
7
2,000,000 1,995,570
U.S. Treasury Bills, 3.570%, 5/21/2026
7
1,000,000 994,969
U.S. Treasury Bills, 3.590%, 5/26/2026
7
1,000,000 994,444
U.S. Treasury Bills, 3.570%, 6/4/2026
7
2,000,000 1,987,173
U.S. Treasury Bills, 3.570%, 6/11/2026
7
1,000,000 992,916
U.S. Treasury Bills, 3.560%, 6/23/2026
7
750,000 743,826
U.S. Treasury Bills, 3.600%, 7/7/2026
7
1,000,000 990,290
10,446,548
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,622,518) 10,622,244
TOTAL INVESTMENTS — 100.3%
(Cost $52,855,689) 52,791,769
Liabilities in Excess of Other Assets — (0.3)% (140,029)
TOTAL NET ASSETS — 100.0% $ 52,651,740
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $28,727,461 which represents 54.56% of total net assets of the Fund.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
6
The rate is the annualized seven-day yield at period end.

The rate shown represents the yield at period end.